PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)

Voya Global Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 18.2%
Australia : 0.2%
27,000  BHP Billiton Finance
USA Ltd., 5.125%,
02/21/2032 $ 27,582
0.1
24,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 24,711
0.0
8,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 8,173
0.0
37,000
(1)
CSL Finance PLC,
4.050%,
04/27/2029 36,527
0.1
23,000  Rio Tinto Finance
USA PLC, 5.000%,
03/14/2032 23,480
0.0
23,000  Woodside Finance
Ltd., 5.700%,
05/19/2032 23,856
0.0
144,329
0.2
Belgium : 0.0%
16,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 14,934
0.0
Canada : 0.6%
52,000
(2)
Bank of Montreal,
4.640%,
09/10/2030 52,115
0.1
27,000
(2)
Bank of Nova Scotia,
4.740%,
11/10/2032 26,962
0.0
50,000  Canadian National
Railway Co., 4.200%,
03/12/2031 49,331
0.1
29,000  Canadian National
Railway Co., 4.750%,
11/12/2035 28,668
0.0
24,000  Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 24,289
0.0
17,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 16,151
0.0
31,000
(1)
Constellation
Software, Inc./Canada,
5.158%,
02/16/2029 31,146
0.1
1,000  Nutrien Ltd., 5.875%,
12/01/2036 1,031
0.0
32,000
(2)
Royal Bank of
Canada, 4.650%,
10/18/2030 32,086
0.1
20,000
(2)
Royal Bank of
Canada, 4.696%,
08/06/2031 19,963
0.0
16,000
(2)
Royal Bank of
Canada, 4.969%,
08/02/2030 16,206
0.0
17,000
(2)
Royal Bank of
Canada, 5.153%,
02/04/2031 17,283
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
29,000  Royal Bank of
Canada, 5.200%,
08/01/2028 $ 29,581
0.0
23,000  Toronto-Dominion
Bank, 5.298%,
01/30/2032 23,654
0.0
29,000  Toronto-Dominion
Bank, 5.523%,
07/17/2028 29,722
0.1
26,000
(2)
TransCanada
PipeLines Ltd.,
7.000%,
06/01/2065 26,414
0.0
35,000
(1)
WSP Global, Inc.,
5.039%,
09/18/2031 34,723
0.1
459,325
0.6
Germany : 0.0%
11,000
(1)
BMW US Capital LLC,
5.050%,
03/21/2030 11,126
0.0
Japan : 0.2%
44,000  Honda Motor Co. Ltd.,
4.688%,
07/08/2030 43,683
0.1
24,000  Honda Motor Co. Ltd.,
5.337%,
07/08/2035 23,754
0.0
32,000
(2)
Sumitomo Mitsui
Financial Group, Inc.,
5.334%,
03/03/2041 31,047
0.0
41,000  Toyota Motor Corp.,
4.450%,
06/30/2030 41,051
0.1
139,535
0.2
Norway : 0.1%
39,000  Equinor ASA, 4.500%,
09/03/2030 39,219
0.0
60,000  Equinor ASA, 4.750%,
11/14/2035 59,103
0.1
98,322
0.1
United Kingdom : 0.3%
43,000
(3)
Astrazeneca Finance
LLC, 4.900%,
02/26/2031 43,935
0.1
11,000  BAT Capital Corp.,
4.390%,
08/15/2037 10,000
0.0
10,000  BAT Capital Corp.,
5.834%,
02/20/2031 10,468
0.0
12,000  National Grid PLC,
5.418%,
01/11/2034 12,233
0.0
200,000
(1)
Reckitt Benckiser
Treasury Services
PLC, 3.000%,
06/26/2027 197,017
0.2
273,653
0.3
United States : 16.8%
15,000  3M Co., 5.150%,
03/15/2035 15,107
0.0
25,000  Abbott Laboratories,
5.500%,
03/15/2056 24,531
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
15,000  Abbott Laboratories,
5.600%,
03/15/2066 $ 14,633
0.0
60,000  AbbVie, Inc., 3.200%,
11/21/2029 57,854
0.1
14,000  AbbVie, Inc., 4.050%,
11/21/2039 12,295
0.0
17,000  AbbVie, Inc., 4.650%,
03/15/2028 17,160
0.0
9,000  AbbVie, Inc., 5.050%,
03/15/2034 9,137
0.0
33,000  AbbVie, Inc., 5.650%,
03/15/2066 32,162
0.1
56,000  Accenture Capital,
Inc., 4.250%,
10/04/2031 55,363
0.1
32,000  Adobe, Inc., 4.950%,
01/17/2030 32,678
0.1
9,000  Adobe, Inc., 4.950%,
04/04/2034 9,016
0.0
45,000  AEP Texas, Inc.,
5.450%,
05/15/2029 46,159
0.1
6,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 6,049
0.0
27,000  AES Corp., 5.800%,
03/15/2032 27,165
0.0
24,000  Air Lease Corp.,
5.200%,
07/15/2031 24,061
0.0
5,000  Alabama Power Co.,
5.850%,
11/15/2033 5,296
0.0
50,000  Alphabet, Inc.,
4.400%,
02/15/2033 49,392
0.1
30,000  Alphabet, Inc.,
4.700%,
11/15/2035 29,651
0.0
20,000  Alphabet, Inc.,
4.800%,
02/15/2036 19,922
0.0
30,000  Alphabet, Inc.,
5.450%,
11/15/2055 29,067
0.0
19,000  Alphabet, Inc.,
5.700%,
11/15/2075 18,429
0.0
23,000  Alphabet, Inc.,
5.750%,
02/15/2066 22,796
0.0
27,000  Altria Group, Inc.,
6.200%,
11/01/2028 28,171
0.0
34,000  Amazon.com, Inc.,
4.250%,
03/13/2031 33,757
0.1
23,000  Amazon.com, Inc.,
4.350%,
03/20/2033 22,591
0.0
50,000  Amazon.com, Inc.,
4.550%,
03/13/2033 49,533
0.1
31,000  Amazon.com, Inc.,
4.650%,
11/20/2035 30,409
0.1
19,000  Amazon.com, Inc.,
5.450%,
11/20/2055 18,164
0.0
44,000  Amazon.com, Inc.,
5.550%,
11/20/2065 41,605
0.1
33,000  Amazon.com, Inc.,
5.650%,
03/13/2046 32,905
0.1
30,000  Amazon.com, Inc.,
5.800%,
03/13/2056 29,997
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
24,000  Amazon.com, Inc.,
6.050%,
03/13/2076 $ 23,878
0.0
14,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 14,348
0.0
23,000  Ameren Corp.,
1.750%,
03/15/2028 21,881
0.0
19,000  Ameren Corp.,
5.000%,
01/15/2029 19,304
0.0
101,540  American Airlines
Pass Through Trust
2021-1, A, 2.875%,
01/11/2036 90,997
0.1
6,000  American Electric
Power Co., Inc.,
5.625%,
03/01/2033 6,203
0.0
10,000
(2)
American Express
Co., 4.456%,
02/10/2032 9,899
0.0
20,000
(2)
American Express
Co., 5.085%,
01/30/2031 20,343
0.0
7,000
(3)
American Homes 4
Rent L.P., 3.625%,
04/15/2032 6,466
0.0
19,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 19,184
0.0
43,000  American Honda
Finance Corp.,
4.700%,
01/12/2028 43,095
0.1
28,000  American Honda
Finance Corp.,
4.850%,
10/23/2031 27,765
0.0
20,000  American Honda
Finance Corp.,
5.650%,
11/15/2028 20,491
0.0
36,000  American International
Group, Inc., 3.400%,
06/30/2030 34,365
0.1
19,000
(1)
American
Transmission
Systems, Inc.,
2.650%,
01/15/2032 17,033
0.0
22,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 22,748
0.0
37,000  Aon North America,
Inc., 5.150%,
03/01/2029 37,799
0.1
28,000  AppLovin Corp.,
5.125%,
12/01/2029 28,169
0.0
32,000  AppLovin Corp.,
5.375%,
12/01/2031 32,326
0.1
36,000  Arrow Electronics,
Inc., 5.150%,
08/21/2029 36,405
0.1
51,000  Assurant, Inc.,
5.550%,
02/15/2036 51,158
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000  AT&T, Inc., 4.550%,
11/01/2032 $ 19,666
0.0
40,000  AT&T, Inc., 4.900%,
11/01/2035 39,037
0.1
20,000  AT&T, Inc., 6.050%,
08/15/2056 19,712
0.0
25,000  Automatic Data
Processing, Inc.,
4.750%,
05/08/2032 25,266
0.0
13,000  AutoZone, Inc.,
6.250%,
11/01/2028 13,577
0.0
43,000
(2)
Bank of America
Corp., 2.087%,
06/14/2029 40,918
0.1
95,000
(2)
Bank of America
Corp., 2.299%,
07/21/2032 83,892
0.1
32,000
(2)
Bank of America
Corp., 2.572%,
10/20/2032 28,482
0.0
55,000
(2)
Bank of America
Corp., 2.592%,
04/29/2031 50,825
0.1
99,000
(2)
Bank of America
Corp., 2.687%,
04/22/2032 89,748
0.1
40,000
(2)
Bank of America
Corp., 2.884%,
10/22/2030 37,842
0.1
71,000
(2)
Bank of America
Corp., 2.972%,
02/04/2033 64,289
0.1
49,000
(2)
Bank of America
Corp., 3.419%,
12/20/2028 48,153
0.1
40,000
(2)
Bank of America
Corp., 3.593%,
07/21/2028 39,580
0.1
10,000
(2)
Bank of America
Corp., 3.970%,
03/05/2029 9,913
0.0
20,000
(2)
Bank of America
Corp., 4.456%,
02/06/2032 19,754
0.0
11,000
(2)
Bank of America
Corp., 5.511%,
01/24/2036 11,221
0.0
25,000
(2)
Bank of America
Corp., 5.518%,
10/25/2035 25,008
0.0
27,000
(2)
Bank of America
Corp., 5.744%,
02/12/2036 27,476
0.0
22,000
(2)
Bank of America
Corp., 5.872%,
09/15/2034 23,044
0.0
42,000  Becton Dickinson
& Co., 4.693%,
02/13/2028 42,219
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
80,000  Black Hills Corp.,
4.550%,
01/31/2031 $ 79,182
0.1
6,000  Black Hills Corp.,
6.000%,
01/15/2035 6,232
0.0
16,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 13,581
0.0
4,000  Boeing Co., 5.930%,
05/01/2060 3,843
0.0
6,000
(3)
BorgWarner, Inc.,
5.400%,
08/15/2034 6,079
0.0
15,000
(1)
Boston Gas Co.,
5.843%,
01/10/2035 15,740
0.0
5,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 5,028
0.0
2,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 2,015
0.0
22,000  BP Capital Markets
America, Inc., 5.227%,
11/17/2034 22,461
0.0
18,000  Bristol-Myers
Squibb Co., 5.100%,
02/22/2031 18,507
0.0
31,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 25,921
0.0
14,000  Broadcom, Inc.,
4.800%,
10/15/2034 13,794
0.0
28,000  Broadcom, Inc.,
4.900%,
07/15/2032 28,255
0.0
31,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 30,088
0.1
17,000  Broadcom, Inc.,
5.050%,
04/15/2030 17,332
0.0
8,000  Broadcom, Inc.,
5.200%,
04/15/2032 8,192
0.0
28,000  Brown & Brown, Inc.,
4.900%,
06/23/2030 27,981
0.0
28,000  Cadence Design
Systems, Inc.,
4.300%,
09/10/2029 27,917
0.0
34,000  Campbell Soup Co.,
5.200%,
03/21/2029 34,331
0.1
2,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 2,043
0.0
16,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 14,075
0.0
16,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 14,597
0.0
23,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 20,281
0.0
11,000
(1)
Cargill, Inc., 5.125%,
02/11/2035 11,151
0.0
5,000  Carrier Global Corp.,
2.722%,
02/15/2030 4,671
0.0
2,000  Carrier Global Corp.,
5.900%,
03/15/2034 2,111
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
15,000  Caterpillar Financial
Services Corp.,
4.700%,
11/15/2029 $ 15,212
0.0
21,000  Caterpillar, Inc.,
5.200%,
05/15/2035 21,521
0.0
16,000  CDW LLC / CDW
Finance Corp.,
5.100%,
03/01/2030 15,980
0.0
10,000  Cencora, Inc., 5.125%,
02/15/2034 10,087
0.0
6,000  Centene Corp.,
2.450%,
07/15/2028 5,591
0.0
52,000  Centene Corp.,
3.000%,
10/15/2030 45,601
0.1
14,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 14,354
0.0
23,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 20,655
0.0
45,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 46,623
0.1
10,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 10,387
0.0
19,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 18,923
0.0
38,000  Chubb INA Holdings
LLC, 4.900%,
08/15/2035 37,431
0.1
135,000  Cigna Group, 2.375%,
03/15/2031 121,330
0.2
50,000  Cigna Group, 5.250%,
01/15/2036 50,083
0.1
6,000  Cigna Group, 5.400%,
03/15/2033 6,176
0.0
29,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 29,720
0.0
38,000  Cisco Systems, Inc.,
4.950%,
02/24/2032 38,792
0.1
10,000  Cisco Systems, Inc.,
5.050%,
02/26/2034 10,148
0.0
10,000  Cisco Systems, Inc.,
5.100%,
02/24/2035 10,140
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
265,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 $ 259,661
0.3
45,000  CME Group, Inc.,
4.400%,
03/15/2030 45,155
0.1
40,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 40,492
0.1
47,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 48,192
0.1
45,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 45,632
0.1
30,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 30,671
0.1
17,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 17,105
0.0
57,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 58,862
0.1
12,000
(3)
Comcast Corp.,
1.500%,
02/15/2031 10,403
0.0
12,000  Comcast Corp.,
1.950%,
01/15/2031 10,649
0.0
27,000  Comcast Corp.,
4.250%,
01/15/2033 26,107
0.0
6,000  Comcast Corp.,
5.300%,
06/01/2034 6,093
0.0
20,000
(3)
Comcast Corp.,
5.300%,
05/15/2035 20,372
0.0
34,000
(1)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 33,700
0.1
11,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 10,324
0.0
16,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 16,756
0.0
34,000  Crown Castle, Inc.,
3.300%,
07/01/2030 31,869
0.1
12,000  Crown Castle, Inc.,
4.800%,
09/01/2028 12,066
0.0
36,000  Crown Castle, Inc.,
4.900%,
09/01/2029 36,211
0.1
21,000  Crown Castle, Inc.,
5.600%,
06/01/2029 21,502
0.0
8,000  Crown Castle, Inc.,
5.800%,
03/01/2034 8,197
0.0
3,000  CVS Health Corp.,
4.780%,
03/25/2038 2,766
0.0
10,000  CVS Health Corp.,
5.125%,
02/21/2030 10,143
0.0
35,000  CVS Health Corp.,
5.450%,
09/15/2035 35,149
0.1
38,000  Deere & Co., 3.100%,
04/15/2030 36,290
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
16,000
(3)
Devon Energy Corp.,
5.200%,
09/15/2034 $ 16,046
0.0
19,000  Dollar General Corp.,
3.500%,
04/03/2030 18,096
0.0
15,000  DTE Energy Co.,
4.950%,
07/01/2027 15,101
0.0
27,000  DTE Energy Co.,
5.200%,
04/01/2030 27,546
0.0
19,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 16,990
0.0
4,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 4,248
0.0
3,000  Duke Energy Ohio,
Inc., 5.250%,
04/01/2033 3,067
0.0
20,000  Elevance Health, Inc.,
4.600%,
09/15/2032 19,703
0.0
24,000  Elevance Health, Inc.,
4.950%,
11/01/2031 24,158
0.0
11,000  Elevance Health, Inc.,
5.200%,
02/15/2035 10,987
0.0
6,000  Eli Lilly & Co., 4.700%,
02/09/2034 5,992
0.0
34,000  Energy Transfer L.P.,
3.750%,
05/15/2030 32,878
0.1
19,000  Energy Transfer L.P.,
5.200%,
04/01/2030 19,430
0.0
9,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 9,039
0.0
8,000  Enterprise Products
Operating LLC,
4.950%,
02/15/2035 7,979
0.0
40,000  EOG Resources, Inc.,
5.000%,
07/15/2032 40,513
0.1
34,000  Equifax, Inc., 3.100%,
05/15/2030 31,862
0.1
39,000
(1)
Equitable Financial
Life Global Funding,
5.000%,
03/27/2030 39,338
0.1
132,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 122,568
0.2
5,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 5,071
0.0
8,000  Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 8,068
0.0
3,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 3,184
0.0
34,000  Eversource Energy,
2.550%,
03/15/2031 30,692
0.1
6,000  Eversource Energy,
5.125%,
05/15/2033 5,983
0.0
30,000  Eversource Energy,
5.450%,
03/01/2028 30,497
0.1
6,000  Eversource Energy,
5.500%,
01/01/2034 6,087
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
28,000  Eversource Energy,
5.950%,
02/01/2029 $ 29,016
0.0
49,000  Exelon Corp., 5.150%,
03/15/2028 49,597
0.1
19,000  Exelon Corp., 5.150%,
03/15/2029 19,368
0.0
23,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 19,746
0.0
35,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 34,282
0.1
8,000  Extra Space Storage
L.P., 5.350%,
01/15/2035 8,049
0.0
11,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 8,766
0.0
40,000  First Industrial L.P.,
5.250%,
01/15/2031 40,438
0.1
45,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 44,645
0.1
6,000  Fiserv, Inc., 5.150%,
08/12/2034 5,831
0.0
20,000  Flex Ltd., 5.250%,
01/15/2032 20,129
0.0
17,000  Florida Power &
Light Co., 4.625%,
05/15/2030 17,177
0.0
17,000  Florida Power &
Light Co., 5.300%,
06/15/2034 17,485
0.0
34,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 32,430
0.1
7,000  Fortune Brands
Innovations, Inc.,
4.000%,
03/25/2032 6,594
0.0
25,000
(1)
Gabx Leasing LLC,
5.300%,
04/15/2036 24,550
0.0
19,000  GATX Corp., 4.000%,
06/30/2030 18,506
0.0
73,000  General Mills, Inc.,
2.875%,
04/15/2030 68,117
0.1
17,000  General Motors Co.,
6.250%,
04/15/2035 17,687
0.0
38,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 33,867
0.1
36,000  General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 36,188
0.1
70,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 71,630
0.1
21,000  General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 21,385
0.0
5,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 5,196
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
22,000  General Motors
Financial Co., Inc.,
6.150%,
07/15/2035 $ 22,761
0.0
18,000  Georgia Power Co.,
4.650%,
05/16/2028 18,148
0.0
21,000  GlaxoSmithKline
Capital, Inc., 4.875%,
04/15/2035 20,927
0.0
50,000  GLP Capital L.P. /
GLP Financing II, Inc.,
5.250%,
02/15/2033 49,057
0.1
10,000
(2)
Goldman Sachs
Group, Inc., 4.516%,
01/21/2032 9,851
0.0
28,000
(2)
Goldman Sachs
Group, Inc., 5.065%,
01/21/2037 27,385
0.0
10,000
(2)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 10,037
0.0
11,000
(2)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 11,186
0.0
20,000
(2)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 20,637
0.0
22,000  HCA, Inc., 2.375%,
07/15/2031 19,451
0.0
40,000  HCA, Inc., 3.500%,
09/01/2030 37,998
0.1
95,000  HCA, Inc., 4.125%,
06/15/2029 93,708
0.1
24,000  HCA, Inc., 5.450%,
04/01/2031 24,605
0.0
45,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 45,654
0.1
49,000  HEICO Corp., 5.250%,
08/01/2028 49,953
0.1
49,000  Hershey Co., 4.950%,
02/24/2032 50,196
0.1
36,000  Hewlett Packard
Enterprise Co.,
4.850%,
10/15/2031 35,766
0.1
29,000
(1)
Honeywell Aerospace,
Inc., 5.732%,
03/16/2056 28,685
0.0
20,000
(1)
Honeywell Aerospace,
Inc., 5.852%,
03/16/2066 19,854
0.0
2,000  Honeywell
International, Inc.,
4.750%,
02/01/2032 2,005
0.0
12,000  Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 11,912
0.0
18,000  HP, Inc., 2.650%,
06/17/2031 16,015
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
25,000  Humana, Inc., 5.375%,
04/15/2031 $ 25,276
0.0
79,000
(2)
Huntington
Bancshares, Inc.,
5.605%,
01/28/2041 77,134
0.1
34,000  Huntington Ingalls
Industries, Inc.,
4.200%,
05/01/2030 33,370
0.1
12,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 12,191
0.0
23,000
(1)
Hyundai Capital
America, 5.150%,
03/27/2030 23,254
0.0
32,000
(1)
Hyundai Capital
America, 5.400%,
03/29/2032 32,555
0.1
35,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 35,695
0.1
32,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 33,415
0.1
100,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 100,175
0.1
21,000
(3)
Idaho Power Co.,
4.850%,
03/01/2036 20,563
0.0
10,000  Ingersoll Rand, Inc.,
5.176%,
06/15/2029 10,240
0.0
16,000  Ingersoll Rand, Inc.,
5.400%,
08/14/2028 16,372
0.0
2,000  Ingersoll Rand, Inc.,
5.450%,
06/15/2034 2,043
0.0
47,000  Intel Corp., 2.450%,
11/15/2029 43,679
0.1
23,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 20,917
0.0
10,000  Intuit, Inc., 5.200%,
09/15/2033 10,177
0.0
38,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 32,543
0.1
7,000  Invitation Homes
Operating Partnership
L.P., 5.500%,
08/15/2033 7,012
0.0
15,000  Jacobs Solutions, Inc.,
4.750%,
03/03/2031 14,796
0.0
15,000  Jacobs Solutions, Inc.,
5.375%,
03/03/2036 14,639
0.0
28,000  John Deere Capital
Corp., 4.400%,
09/08/2031 27,975
0.0
65,000  John Deere Capital
Corp., 4.700%,
06/10/2030 65,891
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
24,000  John Deere Capital
Corp., 4.850%,
06/11/2029 $ 24,447
0.0
47,000  John Deere Capital
Corp., 4.900%,
03/07/2031 47,999
0.1
21,000  Johnson & Johnson,
3.625%,
03/03/2037 18,876
0.0
12,000
(3)
Johnson & Johnson,
4.900%,
06/01/2031 12,403
0.0
6,000  Johnson & Johnson,
4.950%,
06/01/2034 6,218
0.0
135,000
(2)
JPMorgan Chase
& Co., 1.470%,
09/22/2027 133,163
0.2
11,000
(2)
JPMorgan Chase
& Co., 1.953%,
02/04/2032 9,688
0.0
7,000
(2)
JPMorgan Chase
& Co., 2.739%,
10/15/2030 6,594
0.0
20,000
(2)
JPMorgan Chase
& Co., 3.702%,
05/06/2030 19,510
0.0
53,000
(2)
JPMorgan Chase
& Co., 4.452%,
12/05/2029 53,073
0.1
30,000
(2)
JPMorgan Chase
& Co., 4.603%,
10/22/2030 30,070
0.0
56,000
(2)
JPMorgan Chase
& Co., 4.810%,
10/22/2036 54,395
0.1
35,000
(2)
JPMorgan Chase
& Co., 4.898%,
01/22/2037 34,261
0.1
20,000
(2)
JPMorgan Chase
& Co., 4.995%,
07/22/2030 20,296
0.0
68,000
(2)
JPMorgan Chase
& Co., 5.193%,
02/05/2037 66,847
0.1
42,000
(2)
JPMorgan Chase
& Co., 5.571%,
04/22/2028 42,521
0.1
22,000
(2)
JPMorgan Chase
& Co., 5.572%,
04/22/2036 22,679
0.0
22,000
(2)
JPMorgan Chase
& Co., 5.581%,
04/22/2030 22,678
0.0
8,000
(2)
JPMorgan Chase
& Co., 5.766%,
04/22/2035 8,335
0.0
4,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 4,136
0.0
14,000  Kenvue, Inc., 4.850%,
05/22/2032 14,155
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
14,000  Kenvue, Inc., 4.900%,
03/22/2033 $ 14,117
0.0
21,000  Kenvue, Inc., 5.050%,
03/22/2028 21,325
0.0
32,000
(2)(3)
KeyCorp, 5.305%,
01/28/2037 31,354
0.1
18,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 18,149
0.0
5,000  KLA Corp., 4.700%,
02/01/2034 4,958
0.0
42,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 38,859
0.1
22,000  L3Harris Technologies,
Inc., 5.050%,
06/01/2029 22,389
0.0
16,000  Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 15,810
0.0
10,000  Laboratory Corp. of
America Holdings,
4.800%,
10/01/2034 9,741
0.0
42,000
(1)
Liberty Utilities Co.,
5.577%,
01/31/2029 42,858
0.1
19,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 19,724
0.0
6,000  Lockheed Martin
Corp., 5.250%,
01/15/2033 6,249
0.0
4,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 4,139
0.0
40,000  Lowe's Cos., Inc.,
4.500%,
10/15/2032 39,326
0.1
30,000  LPL Holdings, Inc.,
5.150%,
06/15/2030 30,164
0.1
28,000  LPL Holdings, Inc.,
5.200%,
03/15/2030 28,219
0.0
30,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 30,284
0.1
114,000
(2)(3)
M&T Bank Corp.,
5.400%,
07/30/2035 113,667
0.2
27,000  Main Street Capital
Corp., 6.950%,
03/01/2029 27,788
0.0
40,000  Marriott International,
Inc., 4.500%,
10/15/2031 39,550
0.1
35,000  Marriott International,
Inc., 5.250%,
10/15/2035 34,834
0.1
10,000  Marriott International,
Inc., 5.350%,
03/15/2035 10,069
0.0
20,000  Marriott International,
Inc. HH, 2.850%,
04/15/2031 18,320
0.0
18,000
(1)
Mars, Inc., 5.000%,
03/01/2032 18,218
0.0
26,000
(1)
Mars, Inc., 5.200%,
03/01/2035 26,257
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
23,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 $ 23,751
0.0
19,000  McKesson Corp.,
4.250%,
09/15/2029 18,955
0.0
21,000  McKesson Corp.,
4.950%,
05/30/2032 21,338
0.0
17,000  McKesson Corp.,
5.250%,
05/30/2035 17,330
0.0
6,000  Medtronic Global
Holdings SCA,
4.500%,
03/30/2033 5,934
0.0
40,000  Merck & Co., Inc.,
4.450%,
12/04/2032 39,740
0.1
2,000  Merck & Co., Inc.,
4.500%,
05/17/2033 1,995
0.0
30,000  Meta Platforms, Inc.,
4.200%,
11/15/2030 29,716
0.0
25,000  Meta Platforms, Inc.,
4.600%,
11/15/2032 24,763
0.0
34,000
(3)
Meta Platforms, Inc.,
4.750%,
08/15/2034 33,642
0.1
30,000  Meta Platforms, Inc.,
4.875%,
11/15/2035 29,443
0.0
40,000  Meta Platforms, Inc.,
5.500%,
11/15/2045 37,878
0.1
25,000  Meta Platforms, Inc.,
5.625%,
11/15/2055 23,452
0.0
25,000  Meta Platforms, Inc.,
5.750%,
11/15/2065 23,238
0.0
27,000  Micron Technology,
Inc., 5.800%,
01/15/2035 28,758
0.0
95,000  Micron Technology,
Inc., 6.050%,
11/01/2035 102,551
0.1
11,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 11,312
0.0
6,000  Mohawk Industries,
Inc., 5.850%,
09/18/2028 6,177
0.0
9,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 9,468
0.0
30,000
(2)
Morgan Stanley,
1.512%,
07/20/2027 29,728
0.0
434,000
(2)
Morgan Stanley,
1.593%,
05/04/2027 432,802
0.5
14,000
(2)
Morgan Stanley,
2.484%,
09/16/2036 12,051
0.0
21,000
(2)
Morgan Stanley,
3.591%,
07/22/2028 20,758
0.0
15,000
(2)
Morgan Stanley,
5.042%,
07/19/2030 15,176
0.0
136,000
(2)
Morgan Stanley,
5.073%,
01/30/2037 133,293
0.2
27,000
(2)
Morgan Stanley,
5.164%,
04/20/2029 27,315
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
15,000
(2)
Morgan Stanley,
5.173%,
01/16/2030 $ 15,213
0.0
5,000
(2)
Morgan Stanley,
5.192%,
04/17/2031 5,076
0.0
39,000
(2)
Morgan Stanley,
5.664%,
04/17/2036 39,960
0.1
26,000
(2)
Morgan Stanley,
6.296%,
10/18/2028 26,687
0.0
10,000
(2)
Morgan Stanley I,
4.133%,
10/18/2029 9,886
0.0
22,000  Motorola Solutions,
Inc., 5.000%,
04/15/2029 22,303
0.0
19,000  Motorola Solutions,
Inc., 5.550%,
08/15/2035 19,432
0.0
20,000  MPLX L.P., 5.000%,
01/15/2033 19,861
0.0
12,000  MPLX L.P., 5.300%,
04/01/2036 11,833
0.0
25,000  MSCI, Inc., 5.150%,
03/15/2036 24,228
0.0
20,000  National Rural Utilities
Cooperative Finance
Corp., 1.650%,
06/15/2031 17,242
0.0
150,000  National Rural Utilities
Cooperative Finance
Corp., 3.900%,
11/01/2028 148,405
0.2
11,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 10,672
0.0
16,000  NetApp, Inc., 5.500%,
03/17/2032 16,387
0.0
19,000  NextEra Energy
Capital Holdings, Inc.,
5.300%,
03/15/2032 19,467
0.0
19,000
(2)
NextEra Energy
Capital Holdings, Inc.,
6.375%,
08/15/2055 19,367
0.0
16,000
(2)
NextEra Energy
Capital Holdings, Inc.,
6.500%,
08/15/2055 16,517
0.0
24,000  NiSource, Inc.,
5.850%,
04/01/2055 23,347
0.0
26,000  NNN REIT, Inc.,
4.600%,
02/15/2031 25,856
0.0
10,000  Norfolk Southern
Corp., 2.550%,
11/01/2029 9,425
0.0
16,000  Norfolk Southern
Corp., 5.050%,
08/01/2030 16,350
0.0
4,000  Norfolk Southern
Corp., 5.550%,
03/15/2034 4,148
0.0
80,000
(2)
Northern Trust Corp.,
5.117%,
11/19/2040 77,928
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
48,000
(1)
NorthWestern Corp.,
5.073%,
03/21/2030 $ 48,784
0.1
16,000
(1)
Northwestern Mutual
Life Insurance Co.,
6.170%,
05/29/2055 16,450
0.0
40,000  Novartis Capital Corp.,
4.600%,
03/18/2033 39,842
0.1
23,000  Novartis Capital Corp.,
5.600%,
03/18/2046 23,052
0.0
25,000  Novartis Capital Corp.,
5.700%,
03/18/2056 25,196
0.0
4,000  NSTAR Electric Co.,
5.400%,
06/01/2034 4,090
0.0
28,000  Nucor Corp., 5.100%,
06/01/2035 28,304
0.0
31,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 31,811
0.1
7,000
(3)
Occidental Petroleum
Corp., 5.375%,
01/01/2032 7,109
0.0
9,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 9,199
0.0
10,000  OGE Energy Corp.,
5.450%,
05/15/2029 10,248
0.0
23,000  Omega Healthcare
Investors, Inc.,
5.200%,
07/01/2030 23,102
0.0
33,000  Omnicom Group, Inc.,
5.000%,
06/02/2033 32,244
0.1
15,000  ONE Gas, Inc.,
5.100%,
04/01/2029 15,311
0.0
16,000  ONEOK, Inc., 6.250%,
10/15/2055 15,702
0.0
222,000  Oracle Corp., 2.800%,
04/01/2027 218,234
0.3
24,000  Oracle Corp., 2.950%,
04/01/2030 21,915
0.0
18,000  Oracle Corp., 3.800%,
11/15/2037 14,304
0.0
30,000  Oracle Corp., 4.950%,
02/04/2031 29,363
0.0
25,000  Oracle Corp., 5.200%,
09/26/2035 23,462
0.0
45,000  Oracle Corp., 5.350%,
05/04/2033 43,823
0.1
30,000  Oracle Corp., 5.875%,
09/26/2045 25,901
0.0
61,000  Oracle Corp., 5.950%,
09/26/2055 51,355
0.1
40,000  Oracle Corp., 6.100%,
09/26/2065 33,191
0.1
13,000  Oracle Corp., 6.550%,
02/04/2046 12,137
0.0
13,000  Oracle Corp., 6.850%,
02/04/2066 11,963
0.0
91,000  O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 91,104
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
13,000  Ovintiv, Inc., 5.650%,
05/15/2028 $ 13,352
0.0
43,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 43,639
0.1
27,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 27,416
0.0
95,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 96,648
0.1
21,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 21,165
0.0
21,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 20,926
0.0
21,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 21,103
0.0
36,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 36,543
0.1
6,000  Philip Morris
International, Inc.,
5.250%,
02/13/2034 6,112
0.0
2,000
(2)
PNC Financial
Services Group, Inc.,
5.423%,
01/25/2041 1,960
0.0
15,000
(2)
PNC Financial
Services Group, Inc.,
6.037%,
10/28/2033 15,872
0.0
62,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 63,205
0.1
4,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 4,066
0.0
21,000
(1)
PSEG Power LLC,
5.200%,
05/15/2030 21,335
0.0
21,000
(1)
PSEG Power LLC,
5.750%,
05/15/2035 21,341
0.0
8,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 8,183
0.0
6,000  Public Service Electric
and Gas Co., 5.200%,
03/01/2034 6,104
0.0
22,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 19,528
0.0
22,000  Public Service
Enterprise Group, Inc.,
4.900%,
03/15/2030 22,227
0.0
39,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 39,769
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
6,000  Public Service
Enterprise Group, Inc.,
5.400%,
03/15/2035 $ 6,076
0.0
16,000  Qualcomm, Inc.,
4.750%,
05/20/2032 16,093
0.0
8,000  Quest Diagnostics,
Inc., 2.800%,
06/30/2031 7,309
0.0
8,000  Quest Diagnostics,
Inc., 2.950%,
06/30/2030 7,500
0.0
36,000  Quest Diagnostics,
Inc., 4.625%,
12/15/2029 36,265
0.1
6,000  Quest Diagnostics,
Inc., 6.400%,
11/30/2033 6,534
0.0
53,000  Raymond James
Financial, Inc.,
5.650%,
09/11/2055 50,218
0.1
12,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 10,412
0.0
8,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 8,198
0.0
19,000  RLI Corp., 5.375%,
06/01/2036 18,301
0.0
143,000  Royalty Pharma PLC,
1.750%,
09/02/2027 137,895
0.2
40,000  Royalty Pharma PLC,
2.200%,
09/02/2030 36,038
0.1
19,000  Ryder System, Inc.,
4.950%,
09/01/2029 19,253
0.0
27,000  Ryder System, Inc.,
5.000%,
03/15/2030 27,325
0.0
27,000  Ryder System, Inc.,
5.250%,
06/01/2028 27,437
0.0
4,000  Ryder System, Inc.,
5.375%,
03/15/2029 4,095
0.0
32,000  Ryder System, Inc.,
5.500%,
06/01/2029 32,915
0.1
8,000  Ryder System, Inc.,
6.600%,
12/01/2033 8,770
0.0
10,000  S&P Global, Inc.,
1.250%,
08/15/2030 8,722
0.0
38,000  S&P Global, Inc.,
2.950%,
03/01/2029 36,613
0.1
28,000  Salesforce, Inc.,
4.900%,
09/15/2031 27,967
0.0
32,000  Salesforce, Inc.,
5.200%,
03/15/2033 31,955
0.1
25,000  Salesforce, Inc.,
5.550%,
03/15/2036 24,932
0.0
23,000  Salesforce, Inc.,
6.400%,
03/15/2046 23,174
0.0
35,000  Salesforce, Inc.,
6.550%,
03/15/2056 35,145
0.1
19,000
(1)
Schlumberger
Holdings Corp.,
2.650%,
06/26/2030 17,645
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
2,000
(1)(3)
Schlumberger
Holdings Corp.,
4.850%,
05/15/2033 $ 2,001
0.0
22,000
(1)
Schlumberger
Holdings Corp.,
5.000%,
11/15/2029 22,278
0.0
52,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 51,907
0.1
20,000
(2)
Sempra, 6.400%,
10/01/2054 19,944
0.0
24,000  Solventum Corp.,
5.450%,
03/13/2031 24,630
0.0
8,000  Solventum Corp.,
5.600%,
03/23/2034 8,181
0.0
16,000  Sonoco Products Co.,
4.600%,
09/01/2029 15,960
0.0
70,000  South Jersey
Industries, Inc.,
5.020%,
04/15/2031 61,231
0.1
10,000  Southern California
Gas Co., 5.200%,
06/01/2033 10,196
0.0
36,000  Southern Co., 5.113%,
08/01/2027 36,324
0.1
5,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 5,073
0.0
52,000  Southwestern Public
Service Co., 5.300%,
05/15/2035 52,181
0.1
90,000  Sprint Capital Corp.,
6.875%,
11/15/2028 95,176
0.1
44,000  Sprint Capital Corp.,
8.750%,
03/15/2032 52,341
0.1
57,000
(2)
State Street Corp.,
3.031%,
11/01/2034 53,672
0.1
29,000
(2)
State Street Corp.,
4.675%,
10/22/2032 28,981
0.0
17,000  State Street Corp.,
4.729%,
02/28/2030 17,211
0.0
24,000  Stryker Corp., 4.850%,
02/10/2030 24,332
0.0
19,000  Synopsys, Inc.,
5.000%,
04/01/2032 19,171
0.0
10,000  Sysco Corp., 5.400%,
03/23/2035 9,933
0.0
20,000  Take-Two Interactive
Software, Inc.,
5.400%,
06/12/2029 20,443
0.0
3,000  Targa Resources
Corp., 4.200%,
02/01/2033 2,842
0.0
28,000  Targa Resources
Corp., 5.400%,
07/30/2036 27,807
0.0
4,000  Targa Resources
Corp., 5.500%,
02/15/2035 4,037
0.0
34,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 31,303
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
25,000  Thermo Fisher
Scientific, Inc.,
4.550%,
06/15/2033 $ 24,710
0.0
57,000  Thermo Fisher
Scientific, Inc.,
4.977%,
08/10/2030 58,263
0.1
19,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 18,509
0.0
7,000  T-Mobile USA, Inc.,
5.000%,
02/15/2036 6,897
0.0
18,000  T-Mobile USA, Inc.,
5.300%,
05/15/2035 18,157
0.0
16,000  T-Mobile USA, Inc.,
5.850%,
02/15/2056 15,538
0.0
30,000  Toyota Motor Credit
Corp., 4.350%,
10/08/2027 30,100
0.1
20,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 20,125
0.0
31,000  Toyota Motor Credit
Corp., 4.800%,
05/15/2030 31,356
0.1
16,000  Toyota Motor Credit
Corp., 5.350%,
01/09/2035 16,366
0.0
18,000  Toyota Motor Credit
Corp., 5.550%,
11/20/2030 18,750
0.0
30,000  TPG Operating
Group II L.P., 4.875%,
05/15/2031 29,438
0.0
8,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 7,608
0.0
61,000
(2)
Truist Financial Corp.,
5.435%,
01/24/2030 62,446
0.1
14,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 14,091
0.0
21,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 21,552
0.0
21,000  Uber Technologies,
Inc., 4.300%,
01/15/2030 20,834
0.0
19,000  Union Pacific Corp.,
5.100%,
02/20/2035 19,347
0.0
20,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 14,557
0.0
20,000  UnitedHealth Group,
Inc., 4.950%,
01/15/2032 20,229
0.0
8,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 8,071
0.0
12,000  Universal Health
Services, Inc.,
4.625%,
10/15/2029 11,863
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
50,000
(2)
US Bancorp, 5.033%,
01/26/2037 $ 49,283
0.1
60,000  Valero Energy Corp.,
5.150%,
03/10/2036 59,169
0.1
13,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 11,401
0.0
11,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 9,989
0.0
27,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 25,715
0.0
30,000  Verizon
Communications, Inc.,
5.000%,
01/15/2036 29,390
0.0
45,000  Verizon
Communications, Inc.,
5.875%,
11/30/2055 43,802
0.1
35,000  Verizon
Communications, Inc.,
6.000%,
11/30/2065 33,942
0.1
25,000  Vertiv Holdings Co.,
5.650%,
03/15/2046 23,862
0.0
58,000  Viatris, Inc., 2.700%,
06/22/2030 52,564
0.1
3,000  Viatris, Inc., 3.850%,
06/22/2040 2,279
0.0
32,000  Viper Energy Partners
LLC, 5.700%,
08/01/2035 32,269
0.1
32,000  Virginia Electric and
Power Co., 4.950%,
03/15/2036 31,207
0.1
55,000  Walmart, Inc., 4.900%,
04/28/2035 55,788
0.1
25,000  Waste Connections,
Inc., 4.800%,
07/15/2036 24,504
0.0
13,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 13,144
0.0
21,000
(2)
Wells Fargo & Co.,
3.584%,
05/22/2028 20,805
0.0
51,000
(2)
Wells Fargo & Co.,
4.960%,
01/23/2037 49,700
0.1
63,000
(2)
Wells Fargo & Co.,
5.433%,
01/23/2047 59,741
0.1
6,000
(2)
Wells Fargo & Co.,
5.499%,
01/23/2035 6,110
0.0
44,000
(2)
Wells Fargo & Co.,
5.605%,
04/23/2036 45,042
0.1
5,000
(2)
Wells Fargo & Co.,
6.491%,
10/23/2034 5,415
0.0
33,000
(2)
Wells Fargo &
Co. GG, 6.125%,
12/31/2199 33,133
0.1
4,000  Western Midstream
Operating L.P.,
5.450%,
11/15/2034 3,963
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
42,000  Westinghouse Air
Brake Technologies
Corp., 4.700%,
09/15/2028 $ 42,130
0.1
10,000  Williams Cos., Inc.,
4.900%,
03/15/2029 10,119
0.0
6,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 6,093
0.0
16,000  Xcel Energy, Inc.,
5.600%,
04/15/2035 16,268
0.0
19,000
(2)
Xcel Energy, Inc.,
5.750%,
12/03/2056 18,553
0.0
20,000  Zimmer Biomet
Holdings, Inc.,
3.550%,
03/20/2030 19,237
0.0
13,722,490
16.8
Total Corporate
Bonds/Notes
(Cost $14,870,136)
14,863,714
18.2
COLLATERALIZED MORTGAGE OBLIGATIONS : 14.7%
Mexico : 0.0%
14,745
(4)
Su Casita 2006-1U A,
6.100%,
09/25/2035 818
0.0
United States : 14.7%
90,665
(2)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.516%,
05/25/2036 78,910
0.1
27,330
(2)
Alternative Loan Trust
2005-53T2 2A6,
4.293%, (TSFR1M +
0.614%),
11/25/2035 13,451
0.0
53,354  Alternative Loan
Trust 2006-13T1 A9,
6.000%,
05/25/2036 24,802
0.0
69,728  Banc of America
Funding Trust 2005-
1 1A1, 5.500%,
02/25/2035 68,719
0.1
11,202  CHL Mortgage Pass-
Through Trust 2005-
17 1A8, 5.500%,
09/25/2035 11,010
0.0
21,287  CHL Mortgage
Pass-Through Trust
2005-J4 A7, 5.500%,
11/25/2035 17,419
0.0
169,214  CHL Mortgage
Pass-Through Trust
2007-7 A7, 5.750%,
06/25/2037 74,731
0.1
17,980
(2)
Citigroup Mortgage
Loan Trust, Inc.
2005-2 1A3, 5.801%,
05/25/2035 17,661
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
108,422  CitiMortgage
Alternative Loan Trust
Series 2006-A3 1A7,
6.000%,
07/25/2036 $ 96,248
0.1
271,464
(1)(2)
COLT Mortgage Loan
Trust 2021-2 A1,
0.924%,
08/25/2066 229,787
0.3
155,619
(1)(2)
COLT Mortgage Loan
Trust 2021-3 A1,
0.956%,
09/27/2066 130,487
0.2
300,000
(1)(2)
Fannie Mae
Connecticut Avenue
Securities 2024-
R03 2M2, 5.612%,
(SOFR30A + 1.950%),
03/25/2044 300,872
0.4
250,000
(1)(2)
Fannie Mae
Connecticut Avenue
Securities 2025-
R02 1M2, 5.262%,
(SOFR30A + 1.600%),
02/25/2045 250,636
0.3
1,536
(5)
Fannie Mae Interest
Strip 294 2, 7.000%,
02/25/2028 66
0.0
38,904
(5)
Fannie Mae Interest
Strip 319 2, 6.500%,
02/25/2032 5,030
0.0
12,990
(5)
Fannie Mae Interest
Strip 328 2, 6.000%,
12/25/2032 1,697
0.0
6,088
(5)
Fannie Mae Interest
Strip 331 5, 6.000%,
02/25/2033 759
0.0
7,643
(5)
Fannie Mae Interest
Strip 332 2, 6.000%,
03/25/2033 1,057
0.0
6,096
(5)
Fannie Mae Interest
Strip 334 12, 6.000%,
03/25/2033 782
0.0
8,300
(5)
Fannie Mae Interest
Strip 338 2, 5.500%,
07/25/2033 1,103
0.0
3,655
(5)
Fannie Mae Interest
Strip 356 10, 5.500%,
06/25/2035 523
0.0
3,464
(5)
Fannie Mae Interest
Strip 364 15, 6.000%,
09/25/2035 445
0.0
139,759
(5)
Fannie Mae Interest
Strip 418 5, 3.500%,
08/25/2043 20,750
0.0
160,776
(2)(5)
Fannie Mae Interest
Strip 418 80, 3.500%,
08/25/2033 11,977
0.0
541  Fannie Mae REMIC
Trust 1999-14 MB,
6.500%,
04/25/2029 544
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
1,552  Fannie Mae REMIC
Trust 2001-80 ZB,
6.000%,
01/25/2032 $ 1,588
0.0
13,938
(2)(5)
Fannie Mae REMIC
Trust 2002-
12 SB, 3.974%,
(-1.000*SOFR30A +
7.636%),
07/25/2031 1,045
0.0
8,676
(2)(5)
Fannie Mae REMIC
Trust 2002-
2 SW, 3.974%,
(-1.000*SOFR30A +
7.636%),
02/25/2032 706
0.0
3,383  Fannie Mae REMIC
Trust 2002-21 PE,
6.500%,
04/25/2032 3,509
0.0
1,392
(2)
Fannie Mae REMIC
Trust 2002-29 F,
4.776%, (SOFR30A +
1.114%),
04/25/2032 1,406
0.0
2,442
(2)(5)
Fannie Mae REMIC
Trust 2002-
41 S, 4.174%,
(-1.000*SOFR30A +
7.836%),
07/25/2032 112
0.0
429
(2)
Fannie Mae REMIC
Trust 2002-64 FJ,
4.776%, (SOFR30A +
1.114%),
04/25/2032 433
0.0
999
(2)
Fannie Mae REMIC
Trust 2002-68 FH,
4.286%, (SOFR30A +
0.614%),
10/18/2032 999
0.0
151,741
(2)(5)
Fannie Mae REMIC
Trust 2002-
77 JS, 4.214%,
(-1.000*SOFR30A +
7.886%),
12/18/2032 12,701
0.0
4,290
(2)
Fannie Mae REMIC
Trust 2002-84 FB,
4.776%, (SOFR30A +
1.114%),
12/25/2032 4,336
0.0
4,290
(2)
Fannie Mae REMIC
Trust 2003-11 FA,
4.776%, (SOFR30A +
1.114%),
09/25/2032 4,335
0.0
826
(2)
Fannie Mae REMIC
Trust 2003-116 FA,
4.176%, (SOFR30A +
0.514%),
11/25/2033 824
0.0
5,489
(5)
Fannie Mae REMIC
Trust 2003-13 IO,
7.000%,
03/25/2033 712
0.0
6,562
(5)
Fannie Mae REMIC
Trust 2003-26 IK,
7.000%,
04/25/2033 995
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
112,363
(2)(5)
Fannie Mae REMIC
Trust 2004-
56 SE, 3.774%,
(-1.000*SOFR30A +
7.436%),
10/25/2033 $ 9,977
0.0
7,228
(2)
Fannie Mae REMIC
Trust 2005-25
PS, 11.544%,
(-1.000*SOFR30A +
27.656%),
04/25/2035 8,632
0.0
1,240
(2)(5)
Fannie Mae REMIC
Trust 2005-
40 SB, 2.974%,
(-1.000*SOFR30A +
6.636%),
05/25/2035 37
0.0
51,348
(2)
Fannie Mae REMIC
Trust 2005-
74 DK, 8.895%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 54,290
0.1
110,389
(2)
Fannie Mae REMIC
Trust 2005-
87 SB, 9.987%,
(-1.000*SOFR30A +
23.414%),
10/25/2035 125,533
0.2
52,965
(2)
Fannie Mae REMIC
Trust 2006-104
ES, 14.568%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 67,402
0.1
4,705
(2)
Fannie Mae REMIC
Trust 2006-11
PS, 10.720%,
(-1.000*SOFR30A +
24.147%),
03/25/2036 5,535
0.0
8,318
(2)
Fannie Mae REMIC
Trust 2006-46
SW, 10.353%,
(-1.000*SOFR30A +
23.779%),
06/25/2036 9,110
0.0
2,069,424
(2)(5)
Fannie Mae REMIC
Trust 2006-
51 SA, 2.794%,
(-1.000*SOFR30A +
6.456%),
06/25/2036 152,185
0.2
14,930
(2)(5)
Fannie Mae REMIC
Trust 2006-
90 SX, 3.454%,
(-1.000*SOFR30A +
7.116%),
09/25/2036 908
0.0
2,519,844
(2)(5)
Fannie Mae REMIC
Trust 2007-
116 DI, 2.164%,
(-1.000*SOFR30A +
5.826%),
01/25/2038 189,605
0.2
18,433
(2)(5)
Fannie Mae REMIC
Trust 2007-
88 XI, 2.764%,
(-1.000*SOFR30A +
6.426%),
06/25/2037 1,568
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
84,379
(2)(5)
Fannie Mae REMIC
Trust 2007-
89 SB, 2.774%,
(-1.000*SOFR30A +
6.436%),
09/25/2037 $ 6,645
0.0
473,072
(2)(5)
Fannie Mae REMIC
Trust 2007-
94 SG, 2.674%,
(-1.000*SOFR30A +
6.336%),
10/25/2037 41,237
0.1
248,774
(2)
Fannie Mae REMIC
Trust 2010-
109 SN, 6.085%,
(-1.000*SOFR30A +
24.428%),
10/25/2040 257,010
0.3
126,559  Fannie Mae REMIC
Trust 2010-155 PL,
5.000%,
07/25/2040 127,172
0.2
890,923
(2)(5)
Fannie Mae REMIC
Trust 2011-
55 SK, 2.784%,
(-1.000*SOFR30A +
6.446%),
06/25/2041 84,292
0.1
583,425
(2)(5)
Fannie Mae REMIC
Trust 2011-
86 NS, 2.174%,
(-1.000*SOFR30A +
5.836%),
09/25/2041 37,149
0.1
199,031
(2)(5)
Fannie Mae REMIC
Trust 2012-
10 US, 2.674%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 22,111
0.0
310,731
(5)
Fannie Mae REMIC
Trust 2012-110 JI,
4.000%,
06/25/2042 39,907
0.1
849,355
(2)(5)
Fannie Mae REMIC
Trust 2012-
133 PS, 2.424%,
(-1.000*SOFR30A +
6.086%),
03/25/2042 55,130
0.1
199,954
(5)
Fannie Mae REMIC
Trust 2012-138 DI,
3.000%,
12/25/2027 1,849
0.0
753,150
(2)(5)
Fannie Mae REMIC
Trust 2012-
144 SB, 2.324%,
(-1.000*SOFR30A +
5.986%),
01/25/2043 72,077
0.1
374,238
(2)(5)
Fannie Mae REMIC
Trust 2012-
27 SB, 2.204%,
(-1.000*SOFR30A +
5.866%),
11/25/2041 18,175
0.0
354,869
(5)
Fannie Mae REMIC
Trust 2013-64 LI,
3.000%,
06/25/2033 24,892
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
6,049,215
(2)(5)
Fannie Mae REMIC
Trust 2019-
15 SA, 2.224%,
(-1.000*SOFR30A +
5.886%),
04/25/2049 $ 633,388
0.8
1,598,577
(5)
Fannie Mae REMIC
Trust 2020-3 DI,
3.500%,
02/25/2050 288,345
0.4
11,386,526
(5)
Fannie Mae REMIC
Trust 2021-4 IN,
2.500%,
02/25/2051 1,421,010
1.7
576
(5)
Freddie Mac REMIC
Trust 2035 PE,
7.000%,
03/15/2028 23
0.0
4,270
(5)
Freddie Mac REMIC
Trust 2049 PL,
7.000%,
04/15/2028 199
0.0
3,043
(2)
Freddie Mac REMIC
Trust 2122 F,
4.237%, (SOFR30A +
0.564%),
02/15/2029 3,041
0.0
1,228
(2)(5)
Freddie Mac
REMIC Trust
2134 SB, 3.913%,
(-1.000*SOFR30A +
7.586%),
03/15/2029 31
0.0
4,866
(2)(5)
Freddie Mac
REMIC Trust
2136 SG, 3.863%,
(-1.000*SOFR30A +
7.536%),
03/15/2029 129
0.0
3,653
(2)(5)
Freddie Mac
REMIC Trust
2177 SB, 5.163%,
(-1.000*SOFR30A +
8.836%),
08/15/2029 94
0.0
2,372
(2)
Freddie Mac REMIC
Trust 2344 FP,
4.737%, (SOFR30A +
1.064%),
08/15/2031 2,393
0.0
992
(2)
Freddie Mac REMIC
Trust 2412 GF,
4.737%, (SOFR30A +
1.064%),
02/15/2032 1,001
0.0
17,322  Freddie Mac REMIC
Trust 2415 ZA,
6.500%,
02/15/2032 17,988
0.0
1,310
(2)
Freddie Mac REMIC
Trust 2464 FI,
4.787%, (SOFR30A +
1.114%),
02/15/2032 1,323
0.0
1,343
(2)
Freddie Mac REMIC
Trust 2470 LF,
4.787%, (SOFR30A +
1.114%),
02/15/2032 1,357
0.0
1,925
(2)
Freddie Mac REMIC
Trust 2471 FD,
4.787%, (SOFR30A +
1.114%),
03/15/2032 1,945
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
1,565
(2)
Freddie Mac REMIC
Trust 2504 FP,
4.287%, (SOFR30A +
0.614%),
03/15/2032 $ 1,564
0.0
5,686
(2)
Freddie Mac REMIC
Trust 2551 LF,
4.287%, (SOFR30A +
0.614%),
01/15/2033 5,682
0.0
82,538  Freddie Mac REMIC
Trust 2750 XG,
5.000%,
02/15/2034 83,490
0.1
68,106  Freddie Mac REMIC
Trust 2890 PE,
5.000%,
11/15/2034 68,838
0.1
12,539
(2)
Freddie Mac
REMIC Trust
3001 HT, 8.000%,
(-1.000*SOFR30A +
43.903%),
05/15/2035 13,046
0.0
5,961
(2)(5)
Freddie Mac
REMIC Trust
3004 SB, 2.363%,
(-1.000*SOFR30A +
6.036%),
07/15/2035 164
0.0
3,273
(2)
Freddie Mac
REMIC Trust 3025
SJ, 10.865%,
(-1.000*SOFR30A +
24.330%),
08/15/2035 3,850
0.0
326,504
(2)(5)
Freddie Mac
REMIC Trust
3223 S, 2.163%,
(-1.000*SOFR30A +
5.836%),
10/15/2036 21,954
0.0
2,209,680
(2)(5)
Freddie Mac
REMIC Trust
3502 DL, 2.213%,
(-1.000*SOFR30A +
5.886%),
01/15/2039 170,031
0.2
608,069
(2)(5)
Freddie Mac
REMIC Trust
3505 SA, 2.213%,
(-1.000*SOFR30A +
5.886%),
01/15/2039 45,786
0.1
3,863,001
(2)(5)
Freddie Mac
REMIC Trust
3582 SL, 2.363%,
(-1.000*SOFR30A +
6.036%),
10/15/2039 317,735
0.4
676,101
(2)(5)
Freddie Mac
REMIC Trust
3702 S, 0.663%,
(-1.000*SOFR30A +
4.336%),
05/15/2036 17,918
0.0
81,908
(2)(5)
Freddie Mac
REMIC Trust
3925 SD, 2.263%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 858
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
227,081
(5)
Freddie Mac REMIC
Trust 4120 IK,
3.000%,
10/15/2032 $ 14,892
0.0
2,160,104
(2)(5)
Freddie Mac
REMIC Trust
4136 LS, 2.363%,
(-1.000*SOFR30A +
6.036%),
11/15/2042 221,193
0.3
189,340
(2)(5)
Freddie Mac
REMIC Trust 4136
SW, 2.463%,
(-1.000*SOFR30A +
6.136%),
11/15/2032 9,344
0.0
161,241
(5)
Freddie Mac REMIC
Trust 4161 CI,
4.000%,
02/15/2043 22,146
0.0
2,756,599
(5)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 410,100
0.5
550,085
(5)
Freddie Mac REMIC
Trust 4624 BI,
5.500%,
04/15/2036 93,701
0.1
500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M2, 7.412%,
(SOFR30A + 3.750%),
02/25/2042 510,563
0.6
99,997
(2)
Ginnie Mae 2007-
8 SP, 9.761%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 116,189
0.2
529,148
(2)(5)
Ginnie Mae 2010-
68 MS, 2.060%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 46,039
0.1
238,144
(2)(5)
Ginnie Mae 2012-
97 SC, 2.913%,
(-1.000*TSFR1M +
6.586%),
07/16/2041 11,657
0.0
4,944,045
(2)(5)
Ginnie Mae 2014-
133 BS, 1.810%,
(-1.000*TSFR1M +
5.486%),
09/20/2044 379,873
0.5
71,807
(2)
GreenPoint Mortgage
Funding Trust 2006-
AR3 4A1, 4.213%,
(TSFR1M + 0.534%),
04/25/2036 65,621
0.1
7,263
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ2 A1,
4.000%,
11/25/2049 6,839
0.0
3,372
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ3 A1,
3.500%,
03/25/2050 3,179
0.0
422,753
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2020-PJ3 B1A,
3.406%,
10/25/2050 371,677
0.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
154,648
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ1 A4, 2.500%,
05/28/2052 $ 127,700
0.2
316,855
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 272,552
0.3
412,886
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ2 A16, 5.500%,
05/25/2053 412,210
0.5
187
(2)
GSR Mortgage Loan
Trust 2005-AR6 1A4,
5.986%,
09/25/2035 188
0.0
280,067
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 1A1B,
4.213%, (TSFR1M +
0.534%),
04/25/2046 263,065
0.3
309,216
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 A3,
3.000%,
11/25/2052 268,150
0.3
624,731
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 A3A,
5.000%,
07/25/2053 612,291
0.8
200,687
(2)
JP Morgan Mortgage
Trust 2005-A4 B1,
5.573%,
07/25/2035 198,527
0.3
17,585
(2)
JP Morgan Mortgage
Trust 2007-A1 7A1,
5.571%,
07/25/2035 17,309
0.0
192,606
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.798%,
08/25/2047 178,672
0.2
121,569
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 110,784
0.1
25,737
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A15,
3.500%,
05/25/2050 23,224
0.0
100,000
(1)(2)
JP Morgan Mortgage
Trust Series 2025-
3 M1, 6.783%,
09/25/2055 101,309
0.1
78,224
(2)
Lehman XS Trust
Series 2005-5N 1A2,
4.153%, (TSFR1M +
0.474%),
11/25/2035 78,945
0.1
20,143
(2)
MASTR Adjustable
Rate Mortgages Trust
2006-2 1A1, 6.451%,
04/25/2036 19,647
0.0
200,000
(1)(2)
Mill City Mortgage
Loan Trust 2017-
2 M2, 3.250%,
07/25/2059 195,779
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
199,575
(1)(2)
Mill City Mortgage
Loan Trust 2018-
3 M1, 3.250%,
08/25/2058 $ 192,799
0.2
128,068
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-
2 A9, 2.500%,
05/25/2051 105,832
0.1
86,306
(1)(2)
PMT Loan Trust 2025-
INV8 A2, 5.500%,
07/25/2056 86,358
0.1
234,341
(1)(2)
PMT Loan Trust
2025-J4 A3, 5.000%,
12/01/2056 229,675
0.3
1,084,217
(2)(5)
RALI Series Trust
2006-QO1 X2,
2.674%,
02/25/2046 55,659
0.1
3,252
(1)(2)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 3,038
0.0
2,259,974
(2)(5)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X,
0.020%,
08/25/2045 2,704
0.0
15,983
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.494%,
10/25/2036 15,069
0.0
131,520
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.108%,
12/25/2036 121,624
0.2
28,708
(2)
Wells Fargo
Alternative Loan
Trust 2007-PA2 2A1,
4.223%, (TSFR1M +
0.544%),
06/25/2037 25,263
0.0
70,376
(1)(2)
WinWater Mortgage
Loan Trust 2015-
5 B4, 3.757%,
08/20/2045 65,150
0.1
11,995,314
14.7
Total Collateralized
Mortgage Obligations
(Cost $14,666,376)
11,996,132
14.7
SOVEREIGN BONDS : 13.5%
Australia : 0.4%
AUD
558,000
(1)
Queensland Treasury
Corp.,
1.750
%,
07/20/2034 289,980
0.4
Brazil : 0.3%
BRL
367,000  Brazil Notas do
Tesouro Nacional
Serie B NTNB,
6.000
%,
08/15/2050 286,416
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Canada : 0.3%
CAD
575,000  Canadian Government
Bond 0004,
2.000
%,
12/01/2051 $ 287,566
0.3
China : 2.2%
CNY
1,400,000  China Government
Bond INBK,
2.520
%,
08/25/2033 214,685
0.2
CNY
4,500,000  China Government
Bond INBK,
2.880
%,
02/25/2033 706,594
0.9
CNY
1,600,000  China Government
Bond INBK,
3.000
%,
10/15/2053 262,828
0.3
CNY
1,270,000  China Government
Bond INBK,
3.320
%,
04/15/2052 218,211
0.3
CNY
1,780,000  China Government
Bond INBK,
4.080
%,
10/22/2048 335,622
0.4
CNY
550,000  China Government
Bond SZ,
3.190
%,
04/15/2053 92,809
0.1
1,830,749
2.2
Czechia : 0.2%
CZK
3,950,000  Czech Republic
Government Bond
105,
2.750
%,
07/23/2029 177,134
0.2
Germany : 0.4%
EUR
30,000  Bundesrepublik
Deutschland
Bundesanleihe 10Y,
0.500
%,
02/15/2028 33,367
0.0
EUR
120,000  Bundesrepublik
Deutschland
Bundesanleihe 10Y,
2.730
%,
08/15/2026 137,602
0.2
EUR
200,000  Bundesrepublik
Deutschland
Bundesanleihe 31Y,
1.250
%,
08/15/2048 152,510
0.2
323,479
0.4
Indonesia : 0.5%
IDR
6,452,000,000  Indonesia Treasury
Bond FR79,
8.375
%,
04/15/2039 425,160
0.5
Italy : 0.6%
EUR
438,000
(1)
Italy Buoni Poliennali
Del Tesoro 30Y,
3.850
%,
09/01/2049 463,787
0.6
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Malaysia : 0.6%
MYR
1,864,000  Malaysia Government
Bond 0419,
3.828
%,
07/05/2034 $ 465,646
0.6
Peru : 0.9%
PEN
3,227,000  Peru Government
Bond,
5.350
%,
08/12/2040 778,664
0.9
Poland : 1.6%
PLN
650,000  Republic of Poland
Government Bond
0728,
7.500
%,
07/25/2028 185,768
0.3
PLN
4,302,000  Republic of Poland
Government Bond
1035,
5.000
%,
10/25/2035 1,085,727
1.3
1,271,495
1.6
Spain : 2.2%
EUR
870,000
(1)
Spain Government
Bond,
1.450
%,
04/30/2029 966,891
1.2
EUR
908,000
(1)
Spain Government
Bond 30Y,
2.700
%,
10/31/2048 845,056
1.0
1,811,947
2.2
Thailand : 0.7%
THB
17,994,000  Thailand Government
Bond,
2.875
%,
12/17/2028 565,736
0.7
United Kingdom : 2.6%
GBP
1,000,000  United Kingdom Gilt,
4.125
%,
07/22/2029 1,312,537
1.6
GBP
600,000  United Kingdom Gilt,
4.500
%,
06/07/2028 796,023
1.0
2,108,560
2.6
Total Sovereign Bonds
(Cost $11,856,229)
11,086,319
13.5
MUTUAL FUNDS : 12.6%
United States : 12.6%
399,808
(6)
Voya VACS Series
EMHCD Fund
4,169,992
5.1
603,622
(6)
Voya VACS Series
HYB Fund
6,138,831
7.5
10,308,823
12.6
Total Mutual Funds
(Cost $10,090,349)
10,308,823
12.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES : 9.9%
United States : 9.9%
500,000
(1)(2)
Arbor Realty
Commercial Real
Estate Notes LLC
2026-FL1 B, 5.670%,
(TSFR1M + 2.000%),
09/20/2043 $ 500,469
0.6
250,000
(1)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2039 252,492
0.3
4,894,811
(2)(5)
BANK 2017-
BNK5 XA, 0.936%,
06/15/2060 38,590
0.1
857,083
(2)(5)
BANK 2019-
BN16 XA, 0.929%,
02/15/2052 16,506
0.0
8,319,173
(2)(5)
BANK 2019-
BN21 XA, 0.818%,
10/17/2052 193,651
0.2
500,000
(1)(2)
BAY Mortgage Trust
2025-LIVN A, 5.473%,
(TSFR1M + 1.800%),
05/15/2035 498,228
0.6
210,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 143,926
0.2
1,061,521
(2)(5)
Benchmark Mortgage
Trust 2019-B9 XA,
0.998%,
03/15/2052 22,995
0.0
299,830
(1)(2)
BLP Commercial
Mortgage Trust 2024-
IND2 B, 5.364%,
(TSFR1M + 1.692%),
03/15/2041 300,000
0.4
315,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 5.958%,
(TSFR1M + 2.285%),
10/15/2036 314,998
0.4
400,000
(1)(2)
BX Commercial
Mortgage Trust
2026-ALOHA A,
5.050%, (TSFR1M +
1.350%),
04/15/2043 400,500
0.5
500,000
(1)(2)
BX Commercial
Mortgage Trust
2026-XL6 B, 5.123%,
(TSFR1M + 1.450%),
03/15/2043 497,118
0.6
450,000
(1)(2)
BX Trust 2021-
LBA EJV, 6.037%,
(TSFR1M + 2.364%),
02/15/2036 449,659
0.6
275,000
(1)(2)
BX Trust 2021-LGCY
D, 5.089%, (TSFR1M
+ 1.416%),
10/15/2036 274,800
0.3
200,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P5 B, 3.698%,
10/10/2049 183,758
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
750,000  CSAIL Commercial
Mortgage Trust 2021-
C20 A3, 2.805%,
03/15/2054 $ 688,104
0.9
3,970,604
(2)(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K122 X1,
0.865%,
11/25/2030 130,065
0.2
2,044,554
(2)(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1517
X1, 1.322%,
07/25/2035 178,872
0.2
2,059,352
(5)
Freddie Mac
Multifamily Structured
Pass Through
Certificates KL06
XFX, 1.356%,
12/25/2029 67,251
0.1
500,000
(1)(2)
FS Trust 2026-HULA
A, 5.128%, (TSFR1M
+ 1.450%),
03/15/2041 500,635
0.6
10,804
(1)(7)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 10,611
0.0
4,674,601
(2)(5)
GS Mortgage
Securities Trust 2019-
GC42 XA, 0.816%,
09/10/2052 106,011
0.1
854,162
(2)(5)
GS Mortgage
Securities Trust 2020-
GC47 XA, 1.121%,
05/12/2053 30,108
0.0
500,000
(1)(2)
GWT 2024-WLF2 A,
5.364%, (TSFR1M +
1.691%),
05/15/2041 500,603
0.6
400,000
(1)(2)
Hawaii Hotel Trust
2025-MAUI C,
5.714%, (TSFR1M +
2.042%),
03/15/2042 400,469
0.5
1,895,427
(1)(2)(5)
LSTAR Commercial
Mortgage Trust
2017-5 X, 0.869%,
03/10/2050 5,481
0.0
500,000
(1)(2)
LSTR Trust 2026-
HTL6 A, 5.173%,
(TSFR1M + 1.500%),
12/15/2040 498,792
0.6
1,663,481
(5)
Morgan Stanley
Capital I Trust 2021-
L5 XA, 1.260%,
05/15/2054 69,317
0.1
350,000
(1)(2)
STWD LLC 2025-FL4
AS, 5.377%, (TSFR1M
+ 1.700%),
11/19/2042 350,328
0.4

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
500,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA B, 5.515%,
(TSFR1M + 1.842%),
02/15/2042 $ 493,917
0.6
8,118,254
9.9
Total Commercial
Mortgage-Backed
Securities
(Cost $8,228,513)
8,118,254
9.9
U.S. GOVERNMENT AGENCY OBLIGATIONS : 9.1%
Federal Home Loan Mortgage Corporation : 0.5%
(8)
235,200
(8)
3.500
%,
01/01/2048 219,455
0.3
22,734
(8)
4.000
%,
09/01/2045 21,892
0.0
23,379
(8)
4.000
%,
09/01/2045 22,441
0.0
29,416
(8)
4.000
%,
09/01/2045 28,373
0.0
43,462
(8)
4.000
%,
09/01/2045 41,862
0.1
34,869
(8)
4.000
%,
05/01/2046 33,550
0.1
923
(8)
5.000
%,
12/01/2034 922
0.0
5,197
(8)
6.000
%,
02/01/2034 5,308
0.0
644
(8)
6.500
%,
08/01/2032 672
0.0
983
(8)
6.500
%,
07/01/2034 1,018
0.0
4,131
(8)
6.500
%,
07/01/2034 4,338
0.0
379,831
0.5
Federal National Mortgage Association : 0.0%
(8)
22,135
(2)(8)
6.374
%, (US0012M +
1.779%),
10/01/2036 23,108
0.0
Government National Mortgage Association : 0.0%
7,885
5.000
%,
04/15/2034 7,958
0.0
2,973
6.500
%,
02/20/2035 3,090
0.0
11,048
0.0
Uniform Mortgage-Backed Securities : 8.6%
1,510,836
2.000
%,
02/01/2052 1,227,840
1.5
9,075
2.500
%,
06/01/2030 8,819
0.0
11,661
2.500
%,
06/01/2030 11,326
0.0
4,862
2.500
%,
07/01/2030 4,723
0.0
1,857,000
(9)
2.500
%,
04/01/2056 1,561,621
1.9
1,238,000
(9)
3.000
%,
04/01/2056 1,087,573
1.4
1,238,000
(9)
3.500
%,
04/01/2056 1,135,095
1.4
23,352
4.000
%,
05/01/2045 22,491
0.0
429,305
4.000
%,
04/01/2049 411,157
0.5
1,038,107
4.500
%,
12/01/2054 1,002,903
1.2
490,000
(9)
5.000
%,
04/01/2056 483,317
0.6
19,059
6.000
%,
11/01/2034 19,757
0.0
31,524
6.000
%,
04/01/2035 32,699
0.1
6,113
6.500
%,
12/01/2029 6,322
0.0
3,671
6.500
%,
01/01/2034 3,797
0.0
23
7.000
%,
04/01/2033 24
0.0
3,793
7.500
%,
09/01/2032 3,919
0.0
6,141
7.500
%,
01/01/2033 6,291
0.0
7,029,674
8.6
Total U.S. Government
Agency Obligations
(Cost $7,544,827)
7,443,661
9.1
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES : 8.7%
Cayman Islands : 8.2%
500,000
(1)(2)
Barings CLO Ltd.
2019-4A CR, 5.872%,
(TSFR3M + 2.200%),
07/15/2037 $ 500,560
0.6
250,000
(1)(2)
Barings CLO Ltd.
2024-1A A1R,
4.848%, (TSFR3M +
1.170%),
01/20/2039 249,319
0.3
412,500
(1)(2)
BlueMountain CLO
Ltd. 2013-2A CR,
5.881%, (TSFR3M +
2.212%),
10/22/2030 412,675
0.5
250,000
(1)(2)
BlueMountain CLO
XXX Ltd. 2020-
30A CR2, 5.522%,
(TSFR3M + 1.850%),
04/15/2035 247,972
0.3
300,000
(1)(2)
CBAM Ltd. 2017-
1A AR2, 5.058%,
(TSFR3M + 1.390%),
01/20/2038 300,471
0.4
250,000
(1)(2)
CIFC Funding Ltd.
2022-4A AR, 4.761%,
(TSFR3M + 1.090%),
07/16/2035 249,653
0.3
500,000
(1)(2)
Galaxy Xxiv Clo
Ltd. 2017-24A BR2,
(TSFR3M + 1.700%),
04/15/2037 500,466
0.6
400,000
(1)(2)
Invesco US CLO Ltd.
2026-1A C, (TSFR3M
+ 1.980%),
04/15/2039 399,783
0.5
250,000
(1)(2)
KKR Clo 33 Ltd.
33A BR, 5.268%,
(TSFR3M + 1.600%),
07/20/2034 249,379
0.3
400,000
(1)(2)
Madison Park Funding
XXXI Ltd. 2018-
31A CR, 5.921%,
(TSFR3M + 2.250%),
07/23/2037 400,350
0.5
250,000
(1)(2)
Mountain View CLO
XVIII Ltd. 2024-1A C,
5.871%, (TSFR3M +
2.200%),
10/16/2037 250,338
0.3
250,000
(1)(2)
Navesink CLO 6 Ltd.
2026-6A C, (TSFR3M
+ 1.850%),
04/15/2037 250,208
0.3
500,000
(1)(2)
NYACK Park CLO Ltd.
2021-1A CR, 5.518%,
(TSFR3M + 1.850%),
10/20/2038 497,150
0.6
500,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CRR,
5.938%, (TSFR3M +
2.270%),
07/20/2037 500,380
0.6
500,000
(1)(2)
Ocean Trails Clo
XI 2021-11A C1R,
5.518%, (TSFR3M +
1.850%),
07/20/2034 493,677
0.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
250,000
(1)(2)
Octagon Investment
Partners 50 Ltd.
2020-4A BR2,
5.222%, (TSFR3M +
1.550%),
01/15/2035 $ 249,060
0.3
161,586
(1)(2)
OZLM XV Ltd. 2016-
15A A1R3, 4.718%,
(TSFR3M + 1.050%),
04/20/2033 161,681
0.2
252,383
(1)(2)
Sound Point CLO IX
Ltd. 2015-2A ARRR,
5.139%, (TSFR3M +
1.472%),
07/20/2032 252,553
0.3
300,000
(1)(2)
Sound Point CLO
XXIX Ltd. 2021-
1A AR, 4.718%,
(TSFR3M + 1.050%),
04/25/2034 299,879
0.4
250,000
(1)(2)
Sound Point CLO
XXIX Ltd. 2021-
1A B1R, 5.268%,
(TSFR3M + 1.600%),
04/25/2034 247,866
0.3
6,713,420
8.2
United States : 0.5%
184,197
(2)
Citigroup Mortgage
Loan Trust 2006-
WF1 A2E, 6.582%,
03/25/2036 82,767
0.1
350,000
(1)(2)
Sixth Street CLO 32
Ltd. 2026-32A C,
(TSFR3M + 1.950%),
04/21/2039 350,401
0.4
433,168
0.5
Total Asset-Backed
Securities
(Cost $7,217,238)
7,146,588
8.7
U.S. TREASURY OBLIGATIONS : 8.2%
United States Treasury Bonds : 2.7%
1,210,500
4.625
%,
02/15/2046 1,167,092
1.4
734,900
4.625
%,
11/15/2055 702,289
0.9
324,000
4.750
%,
02/15/2045 318,444
0.4
2,187,825
2.7
United States Treasury Notes : 5.5%
537,700
3.375
%,
09/15/2027 534,245
0.6
495,900
3.500
%,
03/15/2029 491,542
0.6
240,200
3.750
%,
05/15/2028 239,904
0.3
634,800
3.875
%,
03/31/2028 635,767
0.8
3,100
3.875
%,
06/30/2030 3,096
0.0
545,200
3.875
%,
03/31/2031 543,475
0.7
4,000
3.875
%,
08/15/2034 3,899
0.0
16,000
4.000
%,
03/31/2030 16,059
0.0
43,900
4.000
%,
04/30/2032 43,743
0.0
1,408,700
4.125
%,
02/15/2036 1,386,799
1.7
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS: (continued)
United States Treasury Notes: (continued)
646,500
4.250
%,
03/31/2033 $ 650,995
0.8
4,549,524
5.5
Total U.S. Treasury
Obligations
(Cost $6,834,934)
6,737,349
8.2
COMMON STOCK : 0.0%
United States : 0.0%
2,149
(3)(4)
American Media
—
—
18
(10)
Ingevity Corp.
1,282
0.0
120  Smurfit WestRock
PLC
4,782
0.0
6,064
0.0
Total Common Stock
(Cost $68,119)
6,064
0.0
RIGHTS : 0.0%
United States : 0.0%
4,988
(4)(11)
Resolute Forest
Products, Inc. - CVR
7,083
0.0
Total Rights
(Cost $–)
7,083
0.0
PURCHASED OPTIONS
(12)
: 0.1%
Total Purchased
Options
(Cost $121,010)
119,796
0.1
Total Long-Term
Investments
(Cost $81,497,731)
77,833,783
95.0
SHORT-TERM INVESTMENTS : 9.0%
Commercial Paper : 8.5%
1,000,000  Constellation Energy
Generation LLC,
4.600
%,
05/22/2026 993,489
1.2
1,000,000  Duke Energy Corp.,
3.940
%,
04/08/2026 999,137
1.2
1,000,000  General Mills, Inc.,
3.910
%,
04/02/2026 999,786
1.2
1,000,000  McCormick &
Co., Inc.,
3.930
%,
04/01/2026 999,892
1.3
1,000,000  Mondelez
International, Inc.,
4.060
%,
04/24/2026 997,339
1.2
1,000,000  Simon Property
Group L.P.,
4.180
%,
05/29/2026 993,282
1.2
1,000,000  The Sherwin-Williams
Co.,
3.900
%,
04/27/2026 997,121
1.2
Total Commercial
Paper
(Cost $6,981,659)
6,980,046
8.5

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 0.4%
307,000
(13)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2026, 3.730%,
due 04/01/2026
(Repurchase
Amount $307,031,
collateralized
by various U.S.
Government
Securities, 0.000%-
5.375%, Market
Value plus accrued
interest $313,172, due
04/15/26-02/15/56)
$ 307,000
0.4
20,243
(13)
National Bank
Financial Inc.,
Repurchase
Agreement dated
03/31/2026, 3.710%,
due 04/01/2026
(Repurchase Amount
$20,245, collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market
Value plus accrued
interest $20,648, due
04/01/26)
20,243
0.0
Total Repurchase
Agreements
(Cost $327,243)
327,243
0.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.1%
65,000
(14)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $65,000) $ 65,000 0.1
Total Short-Term
Investments
(Cost $7,373,902)
7,372,289
9.0
Total Investments in
Securities
(Cost $88,871,633) $ 85,206,072 104.0
Liabilities in Excess
of Other Assets (3,303,971) (4.0)
Net Assets $ 81,902,101 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of March
31, 2026.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)
Investment in affiliate.
(7)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(9)
Represents or includes a TBA transaction.
(10)
Non-income producing security.
(11)
Restricted security as to resale, excluding Rule 144A securities.
As of March 31, 2026, the Portfolio held restricted securities with a fair value of $7,083 or —% of net assets. Please refer to the table below for additional details.
(12)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)
Rate shown is the 7-day yield as of March 31, 2026.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY China Yuan
CZK Czech Koruna
EUR EU Euro
GBP British Pound
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
THB Thai Baht
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0012M 12-month LIBOR

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Sector Diversiﬁcation
Percentage
of Net Assets
Collateralized Mortgage Obligations 14.7%
Sovereign Bonds 13.5
Mutual Funds 12.6
Commercial Mortgage-Backed Securities 9.9
U.S. Government Agency Obligations 9.1
Asset-Backed Securities 8.7
U.S. Treasury Obligations 8.2
Financial 5.2
Consumer, Non-cyclical 3.1
Utilities 2.3
Communications 1.8
Technology 1.8
Industrial 1.6
Consumer, Cyclical 1.3
Energy 0.9
Purchased Options 0.1
Basic Materials 0.2
Materials 0.0
Rights 0.0
Short-Term Investments 9.0
Liabilities in Excess of Other Assets (4.0)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock
United States $ 6,064 $ — $ — $ 6,064
Total Common Stock 6,064 — — 6,064
Corporate Bonds/Notes — 14,863,714 — 14,863,714
Collateralized Mortgage Obligations — 11,995,314 818 11,996,132
Sovereign Bonds — 11,086,319 — 11,086,319
Mutual Funds 10,308,823 — — 10,308,823
Commercial Mortgage-Backed Securities — 8,118,254 — 8,118,254
U.S. Government Agency Obligations — 7,443,661 — 7,443,661
Asset-Backed Securities — 7,146,588 — 7,146,588
U.S. Treasury Obligations — 6,737,349 — 6,737,349
Purchased Options — 119,796 — 119,796
Rights — — 7,083 7,083
Short-Term Investments 65,000 7,307,289 — 7,372,289
Total Investments, at fair value $ 10,379,887 $ 74,818,284 $ 7,901 $ 85,206,072
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 72,357 — 72,357
Centrally Cleared Inflation-Linked Swaps — 1,195 — 1,195
Centrally Cleared Interest Rate Swaps — 368,448 — 368,448
Forward Foreign Currency Contracts — 78,318 — 78,318
Forward Premium Swaptions — 95,692 — 95,692
Futures 33,618 — — 33,618
OTC interest rate swaps — 22,801 — 22,801
OTC volatility swaps — 422 — 422
Total Assets $ 10,413,505 $ 75,457,517 $ 7,901 $ 85,878,923
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps $ — $ (10,684) $ — $ (10,684)
Centrally Cleared Inflation-Linked Swaps — (3,213) — (3,213)
Centrally Cleared Interest Rate Swaps — (746,194) — (746,194)
Forward Foreign Currency Contracts — (535,495) — (535,495)
Forward Premium Swaptions — (212,720) — (212,720)
Futures (381,084) — — (381,084)
OTC interest rate swaps — (38,588) — (38,588)
OTC total return swaps — (92,302) — (92,302)
OTC volatility swaps — (71,199) — (71,199)
Written Options — (134,847) — (134,847)
Total Liabilities $ (381,084) $ (1,845,242) $ — $ (2,226,326)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMHCD Fund
$ 4,234,193 $ 44,129 $ — $ (108,330) $ 4,169,992 $ 66,410 $ — $ —
Voya VACS Series HYB Fund
6,189,552 63,876 — (114,597) 6,138,831 96,348 — —
$ 10,423,745 $ 108,005 $ — $ (222,927) $ 10,308,823 $ 162,758 $ — $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At March 31, 2026, Voya Global Bond Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Resolute Forest Products, Inc. - CVR 3/1/2023 $ — $ 7,083
$ — $ 7,083
At March 31, 2026, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 164,023 MYR 648,594 Barclays Bank PLC 04/24/26 $ 3,720
USD 240,059 KRW 361,025,272 Barclays Bank PLC 04/24/26 1,060
USD 1,964 ZAR 32,142 BNP Paribas 04/24/26 67
USD 159,365 CHF 125,204 Brown Brothers Harriman & Co. 04/24/26 2,376
USD 64,314 DKK 414,854 Brown Brothers Harriman & Co. 04/24/26 66
HKD 379,429 USD 48,601 Brown Brothers Harriman & Co. 04/24/26 (148)
HUF 29,109,883 USD 87,854 Brown Brothers Harriman & Co. 04/24/26 (464)
RON 360,146 USD 82,089 Brown Brothers Harriman & Co. 04/24/26 (539)
DKK 1,526,806 USD 238,575 Brown Brothers Harriman & Co. 04/24/26 (2,119)
USD 484,074 PEN 1,660,694 Citibank N.A. 04/24/26 7,432
USD 482,031 PEN 1,672,550 Citibank N.A. 04/24/26 1,986
USD 4,258 COP 15,901,258 Citibank N.A. 04/24/26 (43)
USD 864,307 BRL 4,520,262 Citibank N.A. 04/24/26 (4,634)
KRW 1,693,737,212 USD 1,153,640 Citibank N.A. 04/24/26 (32,385)
ZAR 6,969,473 USD 408,779 Goldman Sachs International 04/24/26 2,381
USD 404,995 ZAR 6,913,464 Goldman Sachs International 04/24/26 (2,861)
USD 127,045 THB 4,190,810 JPMorgan Chase Bank N.A. 04/24/26 (264)
USD 1,920,000 CNY 13,262,884 JPMorgan Chase Bank N.A. 04/24/26 (3,738)
USD 1,156,560 PLN 4,226,977 Morgan Stanley Bank N.A. 04/24/26 17,934
TRY 34,653,375 USD 750,000 Morgan Stanley Bank N.A. 04/24/26 7,101
USD 823,341 GBP 617,253 Morgan Stanley Bank N.A. 04/24/26 6,374
USD 90,131 SGD 115,301 Morgan Stanley Bank N.A. 04/24/26 300
USD 131,151 BRL 697,685 Morgan Stanley Bank N.A. 04/24/26 (2,967)
USD 1,663,753 JPY 264,245,410 Morgan Stanley Bank N.A. 04/24/26 (4,904)
USD 749,100 TRY 34,794,202 Morgan Stanley Bank N.A. 04/24/26 (11,077)
GBP 1,848,789 USD 2,487,178 Morgan Stanley Bank N.A. 04/24/26 (40,208)
CAD 3,570,968 USD 2,638,597 Morgan Stanley Bank N.A. 04/24/26 (69,103)
USD 175,527 THB 5,542,988 Standard Chartered Bank 04/24/26 7,141
USD 369,086 AUD 525,845 Standard Chartered Bank 04/24/26 6,378
USD 142,095 SEK 1,326,784 Standard Chartered Bank 04/24/26 1,771
MXN 6,914,293 USD 384,687 Standard Chartered Bank 04/24/26 381
USD 65,009 CZK 1,378,513 Standard Chartered Bank 04/24/26 70
USD 182,797 IDR 3,106,325,789 Standard Chartered Bank 04/24/26 (103)
ILS 446,061 USD 144,557 Standard Chartered Bank 04/24/26 (2,557)
EUR 18,427,670 USD 21,480,033 Standard Chartered Bank 04/24/26 (156,621)
SGD 343,577 USD 270,888 State Street Bank and Trust Co. 04/24/26 (3,208)
NZD 296,987 USD 176,696 State Street Bank and Trust Co. 04/24/26 (5,902)
SEK 4,198,207 USD 462,009 State Street Bank and Trust Co. 04/24/26 (17,995)

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
CHF 493,860 USD 640,085 State Street Bank and Trust Co. 04/24/26 $ (20,847)
AUD 1,862,782 USD 1,325,419 State Street Bank and Trust Co. 04/24/26 (40,543)
CNY 57,829,338 USD 8,433,360 State Street Bank and Trust Co. 04/24/26 (45,404)
JPY 1,320,770,425 USD 8,403,546 State Street Bank and Trust Co. 04/24/26 (63,145)
USD 596,006 CAD 816,231 The Bank of Montreal 04/24/26 8,686
USD 1,012 JPY 160,443 The Bank of Montreal 04/24/26 (1)
NOK 878,092 USD 91,748 The Bank of Montreal 04/24/26 (1,072)
CLP 63,308,012 USD 70,573 Toronto-Dominion Bank 04/24/26 (2,195)
USD 4,912,059 EUR 4,242,322 Wells Fargo Bank N.A. 04/24/26 3,094
USD 11,959 EUR 10,350 Wells Fargo Bank N.A. 04/24/26 (18)
USD 38,780 JPY 6,171,344 Wells Fargo Bank N.A. 04/24/26 (191)
USD 76,302 MXN 1,374,376 Wells Fargo Bank N.A. 04/24/26 (239)
$ (457,177)
At March 31, 2026, the following futures contracts were outstanding for Voya Global Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 3-Year Bond 9 06/15/26 $ 643,650 $ (2,807)
Australia 10-Year Bond 4 06/15/26 297,379 (2,348)
Canada 10-Year Bond 15 06/19/26 1,294,048 (22,968)
Canada 2-Year Bond 18 06/19/26 1,361,096 (5,807)
Euro-Bobl 5-Year 39 06/08/26 5,203,396 (74,262)
Euro-Buxl 30-year German Government Bond 5 06/08/26 637,223 (8,092)
Euro-OAT 34 06/08/26 4,664,409 (112,596)
Euro-Schatz 33 06/08/26 4,033,647 (34,828)
Japan 10-Year Bond (TSE) 1 06/15/26 821,083 (10,120)
Japanese Government Bonds 10-Year Mini 2 06/12/26 164,393 (1,825)
Long Gilt 6 06/26/26 697,189 (39,767)
Long-Term Euro-BTP 10 06/08/26 1,344,029 (42,337)
U.S. Treasury 10-Year Note 6 06/18/26 666,281 (669)
U.S. Treasury Long Bond 4 06/18/26 455,500 4,241
U.S. Treasury Ultra Long Bond 7 06/18/26 815,937 (16,984)
$ 23,099,260 $ (371,169)
Short Contracts:
Canada 5-Year Bond (2) 06/19/26 (163,166) 1,800
Euro-Bund (3) 06/08/26 (434,798) (977)
U.S. Treasury 5-Year Note (13) 06/30/26 (1,406,336) (4,697)
U.S. Treasury Ultra 10-Year Note (27) 06/18/26 (3,064,922) 27,577
$ (5,069,222) $ 23,703
At March 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX Emerging Markets, Series 44, Version 1 Buy (1.000) 12/20/30 USD 7,887,000 $ 155,845 $ 5,157
$ 155,845 $ 5,157
(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either
i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At March 31, 2026, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield Index, Series
46, Version 1 Sell 5.000 06/20/31 USD 7,758,000 $ 371,692 $ 67,200
iTraxx Europe, Series 45, Version 1 Sell 1.000 06/20/31 EUR 4,694,000 74,442 (10,684)
$ 446,134 $ 56,516
(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments received quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At March 31, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day GBP-SONIA-COMPOUND Annual 1.649 % Annual 04/15/52 GBP 800,000 $ (497,495) $ (497,495)
Pay 3-month KRW-CD-KSDA-Bloomberg Quarterly 2.935 Quarterly 07/31/34 KRW 1,713,918,000 (68,778) (68,778)
Pay 1-day Secured Overnight Financing Rate Annual 2.994 Annual 03/03/28 USD 3,246,000 (17,389) (17,389)
Pay 1-day Secured Overnight Financing Rate Annual 3.280 Annual 03/13/29 USD 2,392,000 (4,263) (4,263)
Pay 1-day Secured Overnight Financing Rate Monthly 3.105 Monthly 08/09/32 USD 1,870,000 (55,135) (62,795)
Pay 1-day Secured Overnight Financing Rate Annual 4.129 Annual 03/27/36 USD 1,169,000 (244) (244)
Pay 1-day Secured Overnight Financing Rate Monthly 3.058 Monthly 05/08/29 USD 900,000 (12,340) (12,129)
Pay 1-day Secured Overnight Financing Rate Annual 4.040 Annual 02/22/57 USD 618,480 (8,381) (8,381)
Pay 1-day Secured Overnight Financing Rate Annual 3.950 Annual 03/02/57 USD 330,000 (9,419) (9,419)
Pay 1-day Secured Overnight Financing Rate Annual 3.962 Annual 03/12/57 USD 135,000 (3,592) (3,592)
Pay 1-day Secured Overnight Financing Rate Annual 4.012 Annual 02/17/57 USD 82,000 (1,497) (1,497)
Pay 3-month ZAR-JIBAR-SAFEX Quarterly 7.605 Quarterly 03/25/31 ZAR 7,445,000 (1,507) (1,415)
Receive 1-day GBP-SONIA-COMPOUND Annual 3.674 Annual 09/30/52 GBP 70,000 15,772 15,772
Receive 6-month PLN WIBOR Semi-Annual 4.082 Annual 10/25/35 PLN 3,995,000 60,662 60,662
Receive 1-day Secured Overnight Financing Rate Monthly 3.678 Monthly 05/04/26 USD 17,000,000 (336) (536)
Receive 1-day Secured Overnight Financing Rate Annual 3.605 Annual 01/08/31 USD 4,000,000 808 808
Receive 1-day Secured Overnight Financing Rate Monthly 3.114 Monthly 03/08/28 USD 3,600,000 31,245 31,934
Receive 1-day Secured Overnight Financing Rate Annual 2.962 Annual 06/14/27 USD 3,000,000 26,252 26,252
Receive 1-day Secured Overnight Financing Rate Annual 4.006 Annual 06/26/29 USD 3,000,000 (38,915) (38,915)
Receive 1-day Secured Overnight Financing Rate Annual 3.428 Annual 03/17/29 USD 2,470,000 1,121 1,121
Receive 1-day Secured Overnight Financing Rate Monthly 3.046 Monthly 05/08/30 USD 2,300,000 42,687 42,491
Receive 1-day Secured Overnight Financing Rate Monthly 3.477 Monthly 05/03/27 USD 2,250,000 4,022 3,975

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Secured Overnight Financing Rate Annual 3.338 % Annual 01/08/29 USD 2,000,000 $ 13,084 $ 13,084
Receive 1-day Secured Overnight Financing Rate Annual 1.551 Annual 01/24/29 USD 2,000,000 108,595 108,595
Receive 1-day Secured Overnight Financing Rate Annual 3.750 Annual 05/21/30 USD 2,000,000 (12,397) (12,397)
Receive 1-day Secured Overnight Financing Rate Annual 3.464 Annual 09/27/32 USD 2,000,000 25,781 25,781
Receive 1-day Secured Overnight Financing Rate Annual 3.482 Annual 06/09/33 USD 2,000,000 30,190 30,190
Receive 1-day Secured Overnight Financing Rate Annual 4.605 Annual 02/14/46 USD 1,403,750 (619) (619)
Receive 1-day Secured Overnight Financing Rate Annual 3.597 Annual 12/17/32 USD 1,000,000 6,069 6,069
Receive 1-day Secured Overnight Financing Rate Annual 3.860 Annual 06/26/34 USD 1,000,000 (6,330) (6,330)
Receive 1-day Secured Overnight Financing Rate Annual 4.045 Annual 02/24/57 USD 134,772 1,714 1,714
$ (370,635) $ (377,746)
At March 31, 2026, the following OTC interest rate swaps were outstanding for Voya Global Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency Counterparty
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Pay
1-day Overnight
Brazil Interbank
Deposit Annual
Goldman Sachs
International 13.680% Annual 01/02/29 BRL 5,713,159 $ (223) $ — $ (223)
Pay
1-day Overnight
Brazil Interbank
Deposit Annual
Goldman Sachs
International 14.020% Annual 01/02/29 BRL 2,913,769 4,559 — 4,559
Pay
1-day Overnight
Brazil Interbank
Deposit Annual
Morgan Stanley
Capital Services
LLC 13.900% Annual 01/02/29 BRL 1,805,158 1,822 — 1,822
Pay 7D CNY- Quarterly BNP Paribas 1.436% Quarterly 04/24/30 CNY 46,977,000 (38,365) — (38,365)
Receive
1-day Secured
Overnight Financing
Rate Annual
Morgan Stanley
Capital Services
LLC 3.333% Annual 12/17/27 USD 3,000,000 16,420 — 16,420
$ (15,787) $ — $ (15,787)
At March 31, 2026, the following centrally cleared inflation-linked swaps were outstanding for Voya Global Bond Portfolio:
Pay/Receive
Floating
Rate
Floating Rate
Index
Floating Rate
Index Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date Notional Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.462%
At Termination
Date 03/27/31 USD 1,139,000 $ (3,213) $ (3,213)
Receive U.S. CPI Urban Consumers NSA (CPURNSA)
At Termination
Date 2.410
At Termination
Date 03/27/36 USD 1,139,000 1,195 1,195
$ (2,018) $ (2,018)
At March 31, 2026, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:
Pay/Receive
Total
Return
(1)
Reference Entity
Reference
Entity
Payment
Frequency
(Pay)/
Receive
Financing
Rate
Floating
Rate
Payment
Frequency Counterparty
Termination
Date
Notional
Amount
Fair
Value
Upfront
Payments
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Receive
Japanese
Government
30-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date Citibank N.A. 05/14/26 JPY 180,000,000 $ (39,868) $ — $ (39,868)
Receive
Japanese
Government
5-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura Global
Financial
Products Inc. 06/11/26 JPY 500,000,000 (11,009) — (11,009)
Receive
Japanese
Government
20-Year Treasury
Bond
At
Termination
Date
(1-day
Tokyo
Overnight
Average
Rate)
At
Termination
Date
Nomura Global
Financial
Products Inc. 06/12/26 JPY 240,000,000 (41,425) — (41,425)
$ (92,302) $ — $ (92,302)

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
(1)
The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
At March 31, 2026, the following OTC volatility swaps were outstanding for Voya Global Bond Portfolio:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Notional Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
USD vs. ZAR Spot Exchange
Rate 9.800% Bank of America N.A. 04/09/26 USD 7,000 $ (39,283) $ (39,283)
Pay
USD vs. ZAR Spot Exchange
Rate 10.350% Bank of America N.A. 04/23/26 USD 3,500 (21,219) (21,219)
Pay
USD vs. MXN Spot Exchange
Rate 12.000% Bank of America N.A. 06/16/26 USD 2,381,836 422 422
Pay
USD vs. ZAR Spot Exchange
Rate 10.300% BNP Paribas 04/23/26 USD 1,750 (10,697) (10,697)
$ (70,777) $ (70,777)
At March 31, 2026, the following OTC written credit default swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty Reference Entity
Exercise
Rate
(Pay)/
Receive
Fixed
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
Deutsche Bank
AG
iTraxx Europe, Series 45,
Version 1 77.50% 1.000 % Quarterly 04/15/26 EUR 4,694,000 $ 5,427 $ (7,569)
Put on 5-Year
Credit Default
Swap
Goldman Sachs
International
CDX North American
Index High Yield Series,
45, Version 2 104.00 5.000 Quarterly 04/15/26 USD 813,000 6,299 (3,713)
$ 11,726 $ (11,282)
At March 31, 2026, the following OTC written equity options were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Invesco Senior Loan
ETF
Goldman Sachs
International Put 04/17/26 USD 20.000 22,500 USD 459,225 $ 2,700 $ (1,943)
$ 2,700 $ (1,943)
At March 31, 2026, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call BRL vs. Put USD Goldman Sachs International 07/03/26 5.674 USD 890,000 $ 35,391 $ 71,283
Call EUR vs. Put GBP Goldman Sachs International 08/06/26 0.925 EUR 38,000 4,115 2,822
Call JPY vs. Put AUD Goldman Sachs International 05/29/26 103.000 AUD 92,000 8,211 6,880
Call KRW vs. Put USD Morgan Stanley Bank N.A. 04/24/26 1,380.000 USD 1,030,000 5,169 73
Call USD vs. Put BRL Goldman Sachs International 07/03/26 5.674 USD 890,000 35,391 10,074
Call USD vs. Put EUR Nomura Global Financial Products Inc. 05/22/26 1.090 USD 89,000 6,052 3,025
Call USD vs. Put EUR Nomura Global Financial Products Inc. 09/21/26 1.125 USD 1,044,000 9,412 8,553
Call USD vs. Put KRW Morgan Stanley Bank N.A. 04/24/26 1,500.000 USD 1,030,000 4,805 17,034
$ 108,546 $ 119,744
At March 31, 2026, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call BRL vs. Put USD Bank of America N.A. 07/03/26 5.674 USD 890,000 $ 38,024 $ (71,283)
Call EUR vs. Put ZAR Goldman Sachs International 01/08/27 21.500 EUR 42,000 12,603 (12,414)
Call KRW vs. Put USD Morgan Stanley Bank N.A. 04/24/26 1,340.000 USD 1,030,000 1,773 (14)
Call USD vs. Put BRL Bank of America N.A. 07/03/26 5.674 USD 890,000 38,024 (10,073)
Call USD vs. Put KRW Morgan Stanley Bank N.A. 04/24/26 1,475.000 USD 1,030,000 8,499 (27,812)
$ 98,923 $ (121,596)

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
At March 31, 2026, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 5-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services
LLC Receive 2.500% 6-month EUR-EURIBOR 05/20/26 EUR 2,232,000 $ 12,464 $ 52
$ 12,464 $ 52
At March 31, 2026, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 2.300% 6-month EUR-EURIBOR 05/20/26 EUR 1,116,000 $ 9,191 $ (26)
$ 9,191 $ (26)
At March 31, 2026, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Deutsche Bank AG 3.820% Receive
1-day Secured Overnight
Financing Rate 02/23/28 USD 513,000 $ (18,744) $ (2,732)
Call on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 3.605% Receive
1-day Secured Overnight
Financing Rate 02/12/36 USD 2,246,000 (89,840) 5,084
Call on 1-Year Interest
Rate Swap
Mizuho Capital
Markets LLC 3.150% Receive
1-day Secured Overnight
Financing Rate 04/10/26 USD 11,230,000 (6,625) (6,579)
Call on 5-Year Interest
Rate Swap UBS AG 3.780% Receive
1-day Secured Overnight
Financing Rate 03/20/28 USD 1,123,000 (28,075) (2,572)
Put on 10-Year
Interest Rate Swap Deutsche Bank AG 3.820% Pay
1-day Secured Overnight
Financing Rate 02/23/28 USD 513,000 (18,744) 4,889
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 3,070,500 (293,300) 41,406
Put on 30-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 4.650% Pay
1-day Secured Overnight
Financing Rate 08/30/27 USD 1,126,800 (52,554) (15,604)
Put on 5-Year Interest
Rate Swap UBS AG 3.780% Pay
1-day Secured Overnight
Financing Rate 03/20/28 USD 1,123,000 (28,075) (955)
$ (535,957) $ 22,937
At March 31, 2026, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap
Toronto-Dominion
Bank 3.943% Pay
1-day Secured Overnight
Financing Rate 07/21/26 USD 573,500 $ 9,577 $ (1,431)
Call on 1-Year Interest
Rate Swap BNP Paribas 2.500% Pay
1-day Secured Overnight
Financing Rate 02/22/27 USD 11,230,000 14,038 2,965
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.415% Pay
1-day Secured Overnight
Financing Rate 02/11/28 USD 2,807,500 12,086 (2,228)
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Pay
1-day Secured Overnight
Financing Rate 09/23/27 USD 5,634,000 26,480 5,427
Call on 1-Year Interest
Rate Swap Deutsche Bank AG 2.500% Pay
1-day Secured Overnight
Financing Rate 09/25/26 USD 11,542,000 13,389 8,626
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.523% Pay
1-day Secured Overnight
Financing Rate 02/03/28 USD 7,823,000 32,465 (11,294)
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Pay
1-day Secured Overnight
Financing Rate 12/16/27 USD 2,817,000 13,099 (143)
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Pay
1-day Secured Overnight
Financing Rate 11/22/27 USD 5,634,000 26,480 4,485
Call on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Pay
1-day Secured Overnight
Financing Rate 06/30/27 USD 2,817,000 10,775 (5,471)

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Pay
1-day Secured Overnight
Financing Rate 10/25/27 USD 5,634,000 $ 26,269 $ (11,861)
Call on 1-Year Interest
Rate Swap
Toronto-Dominion
Bank 3.697% Pay
1-day Secured Overnight
Financing Rate 02/05/29 USD 7,823,000 41,462 (12,237)
Call on 30-Year
Interest Rate Swap BNP Paribas 4.135% Pay
1-day Secured Overnight
Financing Rate 02/18/31 USD 281,000 31,753 584
Call on 30-Year
Interest Rate Swap Deutsche Bank AG 3.000% Pay
1-day Secured Overnight
Financing Rate 01/07/30 USD 1,147,000 26,381 (6,799)
Call on 30-Year
Interest Rate Swap
Goldman Sachs
International 4.130% Pay
1-day Secured Overnight
Financing Rate 02/18/31 USD 281,000 31,978 879
Call on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.130% Pay
1-day Secured Overnight
Financing Rate 02/25/31 USD 281,000 31,865 736
Call on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 3.000% Pay
1-day Secured Overnight
Financing Rate 01/07/30 USD 574,000 13,202 (3,403)
Call on 30-Year
Interest Rate Swap
Toronto-Dominion
Bank 4.252% Pay
1-day Secured Overnight
Financing Rate 01/29/27 USD 859,000 40,373 (12,325)
Call on 30-Year
Interest Rate Swap UBS AG 4.253% Pay
1-day Secured Overnight
Financing Rate 01/29/27 USD 859,000 39,901 (12,912)
Put on 10-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 5.605% Receive
1-day Secured Overnight
Financing Rate 02/12/36 USD 2,246,000 114,546 (5,532)
Put on 10-Year
Interest Rate Swap
Toronto-Dominion
Bank 3.943% Receive
1-day Secured Overnight
Financing Rate 07/21/26 USD 573,500 9,577 1,972
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.415% Receive
1-day Secured Overnight
Financing Rate 02/11/28 USD 2,807,500 12,086 (3,608)
Put on 1-Year Interest
Rate Swap Deutsche Bank AG 3.160% Receive
1-day Secured Overnight
Financing Rate 09/23/27 USD 5,634,000 26,480 (10,216)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.523% Receive
1-day Secured Overnight
Financing Rate 02/03/28 USD 7,823,000 32,466 (7,233)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.343% Receive
1-day Secured Overnight
Financing Rate 12/16/27 USD 2,817,000 13,099 (3,118)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.161% Receive
1-day Secured Overnight
Financing Rate 11/22/27 USD 5,634,000 26,480 (10,859)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.600% Receive
1-day Secured Overnight
Financing Rate 08/30/27 USD 20,282,400 57,805 (26,907)
Put on 1-Year Interest
Rate Swap
JPMorgan Chase
Bank N.A. 3.254% Receive
1-day Secured Overnight
Financing Rate 06/30/27 USD 2,817,000 10,775 681
Put on 1-Year Interest
Rate Swap
Nomura Global
Financial Products
Inc. 3.123% Receive
1-day Secured Overnight
Financing Rate 10/25/27 USD 5,634,000 26,269 5,530
Put on 1-Year Interest
Rate Swap
Toronto-Dominion
Bank 3.697% Receive
1-day Secured Overnight
Financing Rate 02/05/29 USD 7,823,000 41,462 (3,770)
Put on 1-Year Interest
Rate Swap UBS AG 3.700% Receive
1-day Secured Overnight
Financing Rate 02/10/27 USD 11,230,000 10,893 (24,733)
Put on 30-Year
Interest Rate Swap BNP Paribas 4.135% Receive
1-day Secured Overnight
Financing Rate 02/18/31 USD 281,000 31,753 (1,841)
Put on 30-Year
Interest Rate Swap Deutsche Bank AG 5.600% Receive
1-day Secured Overnight
Financing Rate 02/24/31 USD 684,000 28,591 (2,725)
Put on 30-Year
Interest Rate Swap
Goldman Sachs
International 4.130% Receive
1-day Secured Overnight
Financing Rate 02/18/31 USD 281,000 31,978 (1,744)
Put on 30-Year
Interest Rate Swap
Nomura Global
Financial Products
Inc. 4.130% Receive
1-day Secured Overnight
Financing Rate 02/25/31 USD 281,000 31,865 (1,888)
Put on 30-Year
Interest Rate Swap
Toronto-Dominion
Bank 4.252% Receive
1-day Secured Overnight
Financing Rate 01/29/27 USD 859,000 40,373 6,398
Put on 30-Year
Interest Rate Swap UBS AG 4.253% Receive
1-day Secured Overnight
Financing Rate 01/29/27 USD 859,000 39,901 6,030
$ 1,027,972 $ (139,965)
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Global Bond Portfolio
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
COP
—
Colombian Peso
CZK
—
Czech Koruna
DKK
—
Danish Krone
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong Sar Dollar
HUF
—
Hungarian Forint
IDR
—
Indonesian Rupiah
ILS
—
Israeli New Shekel
JPY
—
Japanese Yen
KRW
—
South Korean Won
MXN
—
Mexican Peso
MYR
—
Malaysian Ringgit
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
PEN
—
Peruvian Nuevo Sol
PLN
—
Polish Zloty
RON
—
Romanian New Leu
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
THB
—
Thai Baht
TRY
—
Turkish Lira
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 1,463,105
Gross Unrealized Depreciation (5,128,666)
Net Unrealized Depreciation $ (3,665,561)